Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
January 31, 2023
SGX-NPRT1-0423
1.899284.113
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 5.1%
Ampol Ltd.	335,680	7,279,516
ANZ Group Holdings Ltd.	4,166,976	74,157,210
APA Group unit	1,661,440	12,434,071
Aristocrat Leisure Ltd.	831,742	20,080,955
ASX Ltd.	271,539	13,287,798
Aurizon Holdings Ltd.	2,588,004	6,764,426
BHP Group Ltd.	7,061,588	247,312,033
BlueScope Steel Ltd.	659,527	8,993,636
Brambles Ltd.	1,933,938	16,445,359
Cochlear Ltd.	91,737	13,859,330
Coles Group Ltd.	1,862,000	23,419,562
Commonwealth Bank of Australia	2,372,363	185,191,691
Computershare Ltd.	757,980	12,765,798
CSL Ltd.	671,369	141,759,953
Dexus unit	1,507,033	8,737,873
Endeavour Group Ltd.	2,003,648	9,408,253
Fortescue Metals Group Ltd.	2,360,146	37,279,826
Goodman Group unit	2,352,063	33,548,853
IDP Education Ltd.	288,560	6,421,457
IGO Ltd.	914,148	9,502,827
Insurance Australia Group Ltd.	3,462,239	12,023,578
Lendlease Group unit	962,618	5,878,046
Macquarie Group Ltd.	511,596	68,251,543
Medibank Private Ltd.	3,865,659	8,053,266
Mineral Resources Ltd.	237,575	15,040,903
Mirvac Group unit	5,533,790	8,940,446
National Australia Bank Ltd.	4,415,900	99,640,988
Newcrest Mining Ltd.	1,242,325	19,739,443
Northern Star Resources Ltd.	1,635,481	14,573,002
Orica Ltd.	633,320	6,645,780
Origin Energy Ltd.	2,401,923	12,753,182
Pilbara Minerals Ltd. (a)	3,495,587	11,891,709
Qantas Airways Ltd. (a)	1,295,925	5,849,587
QBE Insurance Group Ltd.	2,067,670	20,174,090
Ramsay Health Care Ltd.	254,316	12,017,385
REA Group Ltd.	74,145	6,648,713
Reece Ltd.	318,073	3,655,902
Rio Tinto Ltd.	516,876	46,383,075
Santos Ltd.	4,440,522	22,668,322
Scentre Group unit	7,192,059	15,605,390
SEEK Ltd.	473,413	8,199,023
Sonic Healthcare Ltd.	637,836	14,285,976
South32 Ltd.	6,442,032	20,672,040
Stockland Corp. Ltd. unit	3,347,223	9,353,044
Suncorp Group Ltd.	1,759,866	15,644,058
Telstra Group Ltd.	5,628,117	16,266,302
The GPT Group unit	2,688,011	8,713,294
The Lottery Corp. Ltd. (a)	3,135,208	10,456,404
Transurban Group unit	4,283,791	41,998,910
Treasury Wine Estates Ltd.	1,004,726	10,349,468
Vicinity Centres unit	5,441,277	7,960,814
Washington H. Soul Pattinson & Co. Ltd.	299,075	6,091,240
Wesfarmers Ltd.	1,577,540	55,618,887
Westpac Banking Corp.	4,882,587	82,153,855
WiseTech Global Ltd.	205,528	8,911,610
Woodside Energy Group Ltd.	2,648,103	68,569,680
Woolworths Group Ltd.	1,691,220	43,223,310
TOTAL AUSTRALIA		1,733,552,692
Austria - 0.1%
Erste Group Bank AG	478,972	18,094,826
OMV AG	207,159	10,326,012
Verbund AG	95,830	8,131,373
Voestalpine AG	163,421	5,400,959
TOTAL AUSTRIA		41,953,170
Bailiwick of Jersey - 0.5%
Experian PLC	1,281,999	46,882,069
Glencore PLC	13,620,917	91,217,755
WPP PLC	1,512,995	17,677,440
TOTAL BAILIWICK OF JERSEY		155,777,264
Belgium - 0.5%
Ageas	226,725	11,032,628
Anheuser-Busch InBev SA NV	1,211,394	73,121,873
D'ieteren Group	35,026	6,659,932
ELIA GROUP SA/NV	46,408	6,498,276
Groupe Bruxelles Lambert SA	137,155	11,693,054
KBC Group NV	348,898	25,739,601
Sofina SA (b)	21,649	5,121,371
Solvay SA Class A	104,121	12,072,262
UCB SA	177,133	14,515,937
Umicore SA	293,861	11,063,280
Warehouses de Pauw	227,154	7,176,381
TOTAL BELGIUM		184,694,595
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	6,432,000	5,744,514
Beijing Enterprises Water Group Ltd.	5,828,000	1,489,263
China Gas Holdings Ltd.	4,165,200	6,484,464
China Resource Gas Group Ltd.	1,310,000	5,508,862
China Ruyi Holdings Ltd. (a)(b)	7,672,000	2,051,360
CK Infrastructure Holdings Ltd.	889,131	4,946,730
Cosco Shipping Ports Ltd.	2,234,345	1,690,295
Credicorp Ltd. (United States)	99,726	13,393,202
Hongkong Land Holdings Ltd.	1,563,145	7,641,865
Jardine Matheson Holdings Ltd.	221,664	11,782,680
Kunlun Energy Co. Ltd.	5,518,000	4,351,799
Nine Dragons Paper (Holdings) Ltd.	2,092,000	1,875,385
Orient Overseas International Ltd.	186,000	3,091,850
Shenzhen International Holdings Ltd.	1,789,236	1,745,660
TOTAL BERMUDA		71,797,929
Brazil - 1.1%
Ambev SA	6,347,730	17,081,337
Atacadao SA	737,600	2,390,229
B3 SA - Brasil Bolsa Balcao	8,511,175	21,729,375
Banco Bradesco SA	516,238	1,283,400
Banco BTG Pactual SA unit	1,656,600	7,055,472
Banco do Brasil SA	1,204,600	9,658,062
Banco Santander SA (Brasil) unit	526,800	3,004,326
BB Seguridade Participacoes SA	983,900	7,322,605
BRF SA (a)	850,691	1,333,944
CCR SA	1,601,900	3,711,038
Centrais Eletricas Brasileiras SA (Electrobras)	1,528,430	12,239,363
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	485,700	5,325,545
Companhia Siderurgica Nacional SA (CSN)	940,600	3,427,910
Cosan SA	1,718,432	5,653,294
CPFL Energia SA	327,700	2,148,387
Energisa SA unit	277,300	2,307,965
ENGIE Brasil Energia SA	291,850	2,262,336
Equatorial Energia SA	1,425,700	7,869,534
Hapvida Participacoes e Investimentos SA (c)	6,523,644	6,618,357
Hypera SA	571,400	5,222,891
JBS SA	1,098,600	4,345,663
Klabin SA unit	1,067,200	4,065,884
Localiza Rent a Car SA	4,606	38,336
Localiza Rent a Car SA	1,039,562	12,125,459
Lojas Renner SA	1,402,909	5,977,764
Magazine Luiza SA	4,266,532	3,723,329
Natura & Co. Holding SA	1,271,419	3,644,219
Petro Rio SA (a)	989,300	8,204,702
Petroleo Brasileiro SA - Petrobras (ON)	4,465,111	25,913,002
Raia Drogasil SA	1,506,300	7,367,852
Rede D'Oregon Sao Luiz SA (c)	807,811	5,076,369
Rumo SA	1,847,300	6,688,607
Sendas Distribuidora SA	1,322,900	5,120,853
Suzano Papel e Celulose SA	1,046,195	9,554,518
Telefonica Brasil SA	701,740	5,781,133
TIM SA	1,189,903	2,763,618
Totvs SA	728,200	4,313,570
Ultrapar Participacoes SA	1,058,600	2,750,612
Vale SA	5,161,147	96,089,672
Vale SA sponsored ADR	166,080	3,102,374
Vibra Energia SA	1,652,750	5,359,074
Weg SA	2,346,532	17,676,533
TOTAL BRAZIL		367,328,513
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(d)	120,267	47,351
Canada - 7.7%
Agnico Eagle Mines Ltd. (Canada)	636,483	35,944,033
Air Canada (a)	253,637	4,304,328
Algonquin Power & Utilities Corp.	927,463	6,761,408
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	1,140,288	52,071,624
AltaGas Ltd. (b)	392,292	7,335,482
ARC Resources Ltd.	919,628	10,685,392
Bank of Montreal (b)	935,835	94,177,826
Bank of Nova Scotia (b)	1,666,989	90,243,296
Barrick Gold Corp. (Canada)	2,468,707	48,277,597
BCE, Inc.	101,513	4,798,893
Brookfield Asset Management Ltd. Class A (a)	492,537	16,080,423
Brookfield Corp. (Canada) Class A	1,959,393	72,894,633
Brookfield Renewable Corp. (b)	184,321	5,805,789
BRP, Inc.	51,903	4,331,134
CAE, Inc. (a)	445,618	10,064,125
Cameco Corp. (b)	603,422	16,884,297
Canadian Apartment Properties (REIT) unit (b)	116,516	4,308,434
Canadian Imperial Bank of Commerce	1,260,079	57,522,978
Canadian National Railway Co.	818,951	97,482,589
Canadian Natural Resources Ltd.	1,563,404	95,962,726
Canadian Pacific Railway Ltd. (b)	1,296,109	102,301,580
Canadian Tire Ltd. Class A (non-vtg.) (b)	77,668	9,234,585
Canadian Utilities Ltd. Class A (non-vtg.) (b)	173,629	4,825,674
CCL Industries, Inc. Class B	207,843	9,720,845
Cenovus Energy, Inc. (Canada)	1,935,799	38,670,879
CGI, Inc. Class A (sub. vtg.) (a)	296,297	25,395,295
Constellation Software, Inc. (b)	28,052	49,561,309
Descartes Systems Group, Inc. (Canada) (a)	109,169	7,966,863
Dollarama, Inc.	384,121	22,971,334
Element Fleet Management Corp. (b)	512,419	7,240,222
Emera, Inc. (b)	375,644	14,957,438
Empire Co. Ltd. Class A (non-vtg.)	230,226	6,625,346
Enbridge, Inc.	2,821,680	115,535,024
Fairfax Financial Holdings Ltd. (sub. vtg.)	31,951	21,152,664
First Quantum Minerals Ltd.	819,175	19,005,623
FirstService Corp. (b)	56,097	8,016,869
Fortis, Inc.	668,167	27,453,827
Franco-Nevada Corp.	266,831	39,139,759
George Weston Ltd.	100,701	12,954,786
GFL Environmental, Inc. (b)	253,538	7,824,035
Gildan Activewear, Inc.	257,156	8,063,243
Great-West Lifeco, Inc.	391,044	10,371,608
Hydro One Ltd. (c)	467,635	12,786,112
iA Financial Corp., Inc.	149,203	9,209,757
IGM Financial, Inc.	111,051	3,466,197
Imperial Oil Ltd.	310,816	16,987,366
Intact Financial Corp.	244,919	35,531,708
Ivanhoe Mines Ltd. (a)(b)	851,369	7,998,281
Keyera Corp. (b)	306,990	7,002,478
Kinross Gold Corp.	1,824,506	8,487,988
Loblaw Companies Ltd.	228,683	20,487,027
Lundin Mining Corp.	927,787	7,021,769
Magna International, Inc. Class A (sub. vtg.)	382,593	24,838,137
Manulife Financial Corp.	2,654,941	52,538,121
Metro, Inc. (b)	333,483	18,100,892
National Bank of Canada	469,267	35,251,014
Northland Power, Inc. (b)	335,012	8,998,782
Nutrien Ltd. (b)	751,344	62,194,602
Nuvei Corp. (Canada) (a)(c)	92,755	3,274,362
Onex Corp. (sub. vtg.)	102,199	5,282,196
Open Text Corp.	375,107	12,582,034
Pan American Silver Corp.	296,122	5,398,305
Parkland Corp. (b)	220,905	5,189,952
Pembina Pipeline Corp. (b)	772,859	27,422,249
Power Corp. of Canada (sub. vtg.)	767,487	20,817,411
Quebecor, Inc. Class B (sub. vtg.)	223,003	5,289,523
Restaurant Brands International, Inc. (b)	304,188	20,353,882
Restaurant Brands International, Inc. (b)	101,678	6,805,309
RioCan (REIT) (b)	197,861	3,432,139
Ritchie Bros. Auctioneers, Inc.	155,559	9,406,845
Rogers Communications, Inc. Class B (non-vtg.)	494,356	24,035,090
Royal Bank of Canada (b)	1,940,069	198,534,287
Saputo, Inc. (b)	352,958	9,730,186
Shaw Communications, Inc. Class B	663,108	19,735,505
Shopify, Inc. Class A (a)	1,653,728	81,496,332
Sun Life Financial, Inc.	815,869	40,997,333
Suncor Energy, Inc.	1,902,647	66,036,029
TC Energy Corp. (b)	1,409,974	60,752,177
Teck Resources Ltd. Class B (sub. vtg.)	667,412	28,872,447
TELUS Corp.	650,837	14,023,897
TFI International, Inc. (Canada)	111,783	12,449,831
The Toronto-Dominion Bank	2,535,761	175,447,866
Thomson Reuters Corp.	235,240	27,983,756
TMX Group Ltd.	78,626	7,749,437
Toromont Industries Ltd.	115,327	9,212,812
Tourmaline Oil Corp.	445,742	20,773,711
West Fraser Timber Co. Ltd.	82,939	7,211,464
Wheaton Precious Metals Corp.	629,549	28,786,413
WSP Global, Inc. (b)	172,563	22,006,306
TOTAL CANADA		2,616,915,132
Cayman Islands - 5.9%
3SBio, Inc. (c)	2,073,500	2,258,506
AAC Technology Holdings, Inc. (a)(b)	1,026,500	2,735,410
Airtac International Group	196,456	6,712,822
Alibaba Group Holding Ltd. (a)	20,668,724	284,167,445
Anta Sports Products Ltd.	1,701,400	25,807,889
Autohome, Inc. ADR Class A	106,243	3,703,631
Baidu, Inc. Class A (a)	3,073,598	51,667,308
BeiGene Ltd. (a)	863,018	16,963,067
Bilibili, Inc. Class Z (a)	258,804	6,458,903
Bosideng International Holdings Ltd.	4,642,000	2,586,880
Budweiser Brewing Co. APAC Ltd. (c)	2,423,758	7,647,732
C&D International Investment Group Ltd.	846,000	2,689,939
Chailease Holding Co. Ltd.	1,949,243	14,677,058
China Conch Venture Holdings Ltd.	2,301,000	4,882,918
China Feihe Ltd. (c)	5,035,000	4,830,771
China Hongqiao Group Ltd.	3,300,000	3,838,311
China Huishan Dairy Holdings Co. Ltd. (a)(d)	958,000	1
China Liansu Group Holdings Ltd.	1,380,000	1,568,652
China Literature Ltd. (a)(c)	583,600	3,059,758
China Medical System Holdings Ltd.	1,926,000	3,324,695
China Meidong Auto Holding Ltd. (b)	934,000	2,317,383
China Mengniu Dairy Co. Ltd.	4,411,000	21,278,101
China Overseas Property Holdings Ltd.	1,880,000	2,459,095
China Resources Cement Holdings Ltd.	3,480,000	2,012,568
China Resources Land Ltd.	4,472,465	21,434,543
China Resources Microelectronics Ltd. (A Shares)	85,320	696,295
China Resources Mixc Lifestyle Services Ltd. (c)	968,200	5,578,438
China State Construction International Holdings Ltd.	2,845,750	3,408,478
ChinaSoft International Ltd.	3,898,000	3,427,017
Chow Tai Fook Jewellery Group Ltd.	2,817,200	6,030,672
CK Asset Holdings Ltd.	2,786,639	17,816,406
CK Hutchison Holdings Ltd.	3,720,223	23,675,320
Country Garden Holdings Co. Ltd. (b)	17,322,866	6,500,078
Country Garden Services Holdings Co. Ltd.	3,057,000	8,264,487
Dali Foods Group Co. Ltd. (c)	2,386,500	1,064,210
Daqo New Energy Corp. ADR (a)	84,321	3,837,449
Dongyue Group Co. Ltd.	2,041,000	2,443,428
ENN Energy Holdings Ltd.	1,102,500	16,611,067
ESR Group Ltd. (c)	2,820,991	5,647,870
Futu Holdings Ltd. ADR (a)(b)	83,837	4,255,566
GCL Technology Holdings Ltd. (a)	27,746,000	7,683,681
GDS Holdings Ltd. Class A (a)	1,204,620	3,512,802
Geely Automobile Holdings Ltd.	8,474,000	13,747,371
Genscript Biotech Corp. (a)	1,640,000	5,557,171
Grab Holdings Ltd. (a)(b)	1,824,826	6,916,091
Greentown China Holdings Ltd.	1,192,000	1,757,452
Greentown Service Group Co. Ltd.	2,078,000	1,517,059
H World Group Ltd. ADR	271,432	12,887,591
Haichang Ocean Park Holdings Ltd. (a)(b)(c)	4,346,000	1,026,515
Haidilao International Holding Ltd. (a)(b)(c)	1,583,000	4,316,388
Haitian International Holdings Ltd.	896,000	2,749,783
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,672,000	3,422,102
Hengan International Group Co. Ltd.	906,000	4,456,941
Hygeia Healthcare Holdings Co. (a)(c)	478,800	3,800,055
Innovent Biologics, Inc. (a)(c)	1,447,500	7,883,741
iQIYI, Inc. ADR (a)	606,866	4,066,002
JD Health International, Inc. (a)(c)	1,550,600	12,876,707
JD.com, Inc. Class A	3,006,149	89,262,712
Jiumaojiu International Holdings Ltd. (c)	1,034,000	2,649,296
JOYY, Inc. ADR	66,110	2,358,805
Kanzhun Ltd. ADR (a)	254,227	6,175,174
KE Holdings, Inc. ADR (a)	929,094	17,039,584
Kingboard Chemical Holdings Ltd.	907,500	3,706,991
Kingboard Laminates Holdings Ltd.	1,246,000	1,519,271
Kingdee International Software Group Co. Ltd. (a)	3,659,000	7,985,809
Kingsoft Corp. Ltd.	1,346,200	4,956,764
Koolearn Technology Holding Ltd. (a)(b)(c)	556,500	4,520,042
Kuaishou Technology Class B (a)(c)	2,459,000	21,636,287
Li Auto, Inc. Class A (a)	1,576,418	19,289,421
Li Ning Co. Ltd.	3,285,000	32,474,407
Longfor Properties Co. Ltd. (b)(c)	2,642,500	8,731,116
Lufax Holding Ltd. ADR	945,129	2,882,643
Meituan Class B (a)(c)	7,015,800	156,844,374
Microport Scientific Corp. (a)	873,300	2,740,262
Minth Group Ltd.	1,066,000	3,128,713
NetEase, Inc.	2,746,035	48,720,478
New Oriental Education & Technology Group, Inc. (a)	2,142,730	9,095,504
NIO, Inc. sponsored ADR (a)(b)	1,910,190	23,055,993
Parade Technologies Ltd.	109,000	3,367,765
Pinduoduo, Inc. ADR (a)	705,104	69,086,090
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	719,400	1,904,970
Pop Mart International Group Ltd. (b)(c)	778,800	2,525,285
Sands China Ltd. (a)	3,410,465	12,789,539
Sany Heavy Equipment International Holdings Co. Ltd.	1,388,000	1,402,158
Sea Ltd. ADR (a)	503,778	32,468,492
Shenzhou International Group Holdings Ltd.	1,160,600	14,616,154
Silergy Corp.	453,000	9,210,329
Sino Biopharmaceutical Ltd.	14,545,000	8,463,557
SITC International Holdings Co. Ltd.	1,897,000	4,144,185
Smoore International Holdings Ltd. (b)(c)	2,473,000	3,727,965
Sunny Optical Technology Group Co. Ltd.	1,000,600	13,505,237
TAL Education Group ADR (a)	629,441	4,601,214
Tencent Holdings Ltd.	8,715,100	424,677,406
Tencent Music Entertainment Group ADR (a)	1,000,342	8,392,869
Tingyi (Cayman Islands) Holding Corp.	2,784,000	4,631,500
Tongcheng Travel Holdings Ltd. (a)	1,735,600	3,932,540
Topsports International Holdings Ltd. (c)	2,671,000	2,516,785
Trip.com Group Ltd. ADR (a)	761,055	27,976,382
Uni-President China Holdings Ltd.	1,822,000	1,752,842
Vinda International Holdings Ltd.	524,000	1,446,108
Vipshop Holdings Ltd. ADR (a)	588,719	9,107,483
Want Want China Holdings Ltd.	6,728,000	4,381,949
Weibo Corp. sponsored ADR (a)	97,242	2,212,256
WH Group Ltd. (c)	11,744,743	7,233,171
Wharf Real Estate Investment Co. Ltd.	2,346,349	13,432,064
Wuxi Biologics (Cayman), Inc. (a)(c)	5,053,500	42,198,787
Xiaomi Corp. Class B (a)(c)	21,271,800	35,188,855
Xinyi Glass Holdings Ltd.	2,549,467	5,428,140
Xinyi Solar Holdings Ltd.	6,869,450	8,936,902
XPeng, Inc. Class A (a)(b)	1,196,864	6,299,106
XTEP International Holdings Ltd.	1,817,000	2,422,715
Yadea Group Holdings Ltd. (c)	1,736,000	3,957,832
Yihai International Holding Ltd.	658,000	2,341,468
Zai Lab Ltd. ADR (a)	122,928	5,180,186
Zhen Ding Technology Holding Ltd.	893,230	3,295,518
Zhongsheng Group Holdings Ltd. Class H	852,500	4,823,604
ZTO Express, Inc. sponsored ADR	589,075	16,794,528
TOTAL CAYMAN ISLANDS		2,005,665,201
Chile - 0.1%
Banco de Chile	63,271,730	6,914,031
Banco de Credito e Inversiones	75,417	2,273,437
Banco Santander Chile	92,084,682	3,871,199
Cencosud SA	2,048,633	3,679,617
Compania Cervecerias Unidas SA	171,887	1,320,207
Compania Sud Americana de Vapores SA	21,100,968	1,831,398
Empresas CMPC SA	1,436,384	2,469,883
Empresas COPEC SA	553,603	4,175,551
Enel Americas SA	30,558,774	4,045,562
Enel Chile SA	40,992,693	1,935,446
Falabella SA	1,021,353	2,373,285
TOTAL CHILE		34,889,616
China - 3.4%
360 Security Technology, Inc. (A Shares)	788,800	820,182
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	245,200	743,766
3Peak, Inc. (A Shares)	9,946	428,523
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	51,060	797,934
AECC Aero-Engine Control Co. Ltd. (A Shares)	104,000	401,548
AECC Aviation Power Co. Ltd.	219,652	1,480,396
Agricultural Bank of China Ltd.:
(A Shares)	7,033,200	3,032,309
(H Shares)	40,718,000	14,655,771
Aier Eye Hospital Group Co. Ltd. (A Shares)	583,819	2,852,471
Air China Ltd.:
(A Shares) (a)	1,259,700	1,931,591
(H Shares) (a)	1,408,000	1,256,475
Aluminum Corp. of China Ltd.:
(A shares)	950,100	748,266
(H Shares)	5,826,000	3,113,379
Amlogic Shanghai Co. Ltd. (A Shares) (a)	32,787	377,969
Angel Yeast Co. Ltd. (A Shares)	70,900	437,710
Anhui Conch Cement Co. Ltd.:
(A Shares)	254,100	1,109,759
(H Shares)	1,828,000	6,939,863
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	31,000	1,279,782
(B Shares)	158,900	2,717,079
Anhui Honglu Steel Construction Group Co. Ltd.	56,300	278,359
Anhui Kouzi Distillery Co. Ltd. (A Shares)	42,400	351,020
Anhui Yingjia Distillery Co. Ltd. (A Shares)	55,900	544,105
Anjoy Foods Group Co. Ltd. (A Shares)	25,400	600,748
Apeloa Pharmaceutical Co. Ltd. A Shares	92,600	333,889
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	76,600	329,838
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	28,000	665,537
Avary Holding Shenzhen Co. Ltd. (A Shares)	154,000	659,876
AVIC Capital Co. Ltd. (A Shares)	607,000	471,899
AVIC Electromechanical Systems Co. Ltd. (A Shares)	288,100	471,070
AviChina Industry & Technology Co. Ltd. (H Shares)	3,491,000	1,815,711
Avicopter PLC (A Shares)	46,200	330,518
Bank of Beijing Co. Ltd. (A Shares)	1,592,200	1,003,129
Bank of Changsha Co. Ltd. (A Shares)	913,500	929,742
Bank of Chengdu Co. Ltd. (A Shares)	295,100	636,185
Bank of China Ltd.:
(A Shares)	4,596,600	2,193,230
(H Shares)	108,592,024	41,337,160
Bank of Communications Co. Ltd.:
(A Shares)	753,200	541,475
(H Shares)	15,230,200	9,413,776
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,063,376
Bank of Jiangsu Co. Ltd. (A Shares)	1,198,960	1,320,582
Bank of Nanjing Co. Ltd. (A Shares)	834,000	1,284,138
Bank of Ningbo Co. Ltd. (A Shares)	549,410	2,677,714
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	943,544
Bank of Suzhou Co. Ltd.	294,400	341,146
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,744,000	1,599,152
BBMG Corp. (A Shares)	647,300	242,809
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	2,426,000	1,845,108
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	343,300	467,124
Beijing Easpring Material Technology Co. Ltd. (A Shares)	41,500	416,503
Beijing Enlight Media Co. Ltd. (A Shares)	320,100	389,831
Beijing Kingsoft Office Software, Inc. (A Shares)	38,610	1,612,348
Beijing New Building Materials PLC (A Shares)	140,800	597,199
Beijing Originwater Technology Co. Ltd. (A Shares)	317,500	230,870
Beijing Shiji Information Technology Co. Ltd. (A Shares)	145,952	370,362
Beijing Tongrentang Co. Ltd. (A Shares)	114,300	799,794
Beijing United Information Technology Co. Ltd. (A Shares)	44,080	633,724
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	50,085	996,910
Beijing Yanjing Brewery Co. Ltd. (A Shares)	242,100	404,062
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	18,400	285,163
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	35,000	450,036
Betta Pharmaceuticals Co. Ltd. (A Shares)	33,600	299,527
BGI Genomics Co. Ltd.	30,600	247,175
Bloomage Biotechnology Corp. Ltd. (A Shares)	28,949	535,797
BOC International China Co. Ltd.	219,400	367,145
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,103,553
BTG Hotels Group Co. Ltd.	106,500	368,666
By-Health Co. Ltd. (A Shares)	127,800	437,311
BYD Co. Ltd.:
(A Shares)	115,300	4,926,696
(H Shares)	1,214,000	38,444,408
Caitong Securities Co. Ltd.	377,560	437,688
CECEP Solar Energy Co. Ltd. (A Shares)	320,700	365,008
CECEP Wind-Power Corp. (A Shares)	598,130	353,542
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	69,900	356,836
CGN Power Co. Ltd. (H Shares) (c)	14,598,000	3,410,957
Changchun High & New Technology Industry Group, Inc. (A Shares)	33,200	991,723
Changjiang Securities Co. Ltd. (A Shares)	355,500	303,468
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	23,600	474,310
Chaozhou Three-Circle Group Co. (A Shares)	157,900	781,752
Chengtun Mining Group Co. Ltd. (A Shares)	267,800	250,940
Chengxin Lithium Group Co. Ltd. (A Shares)	71,900	457,465
China Baoan Group Co. Ltd. (A Shares)	225,800	420,377
China Cinda Asset Management Co. Ltd. (H Shares)	12,363,000	1,755,282
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	230,932
(H Shares)	12,064,293	5,820,419
China Coal Energy Co. Ltd. (H Shares)	2,871,000	2,303,913
China Communications Services Corp. Ltd. (H Shares)	2,958,000	1,125,636
China Construction Bank Corp.:
(A Shares)	4,020,200	3,342,800
(H Shares)	129,525,649	83,840,777
China CSSC Holdings Ltd. (A Shares)	372,000	1,309,974
China Eastern Airlines Corp. Ltd. (A Shares) (a)	985,800	785,570
China Energy Engineering Corp. Ltd. (A Shares)	2,586,900	901,835
China Everbright Bank Co. Ltd.:
(A Shares)	4,317,300	1,965,171
(H Shares)	2,628,000	838,897
China Galaxy Securities Co. Ltd. (H Shares)	6,059,500	3,266,398
China Great Wall Securities Co. Ltd. (A Shares)	296,800	401,678
China Greatwall Technology Group Co. Ltd. (A Shares)	268,800	485,765
China International Capital Corp. Ltd.	179,500	1,065,516
China International Capital Corp. Ltd. (H Shares) (c)	1,891,600	4,227,023
China Jushi Co. Ltd. (A Shares)	360,740	789,989
China Life Insurance Co. Ltd.:
(A Shares)	318,500	1,609,524
(H Shares)	10,057,000	18,512,651
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,697,000	6,483,932
China Meheco Co. Ltd. (A Shares)	128,420	291,772
China Merchants Bank Co. Ltd.:
(A Shares)	716,800	4,395,210
(H Shares)	6,474,691	41,995,677
China Merchants Energy Shipping Co. Ltd. (A Shares)	695,500	660,090
China Merchants Securities Co. Ltd. (A Shares)	557,200	1,182,057
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	672,000	1,480,605
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	81,600	500,362
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	985,642
(H Shares)	9,999,332	3,738,514
China National Building Materials Co. Ltd. (H Shares)	5,472,000	5,020,871
China National Chemical Engineering Co. Ltd. (A Shares)	500,000	644,518
China National Nuclear Power Co. Ltd. (A Shares)	1,542,400	1,382,692
China National Software & Service Co. Ltd. (A Shares)	56,300	629,684
China Northern Rare Earth Group High-Tech Co. Ltd.	295,200	1,274,234
China Oilfield Services Ltd. (H Shares)	2,558,000	3,100,383
China Pacific Insurance (Group) Co. Ltd.	109,600	420,370
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,466,200	12,279,667
China Petroleum & Chemical Corp.:
(A Shares)	3,312,500	2,222,215
(H Shares)	34,673,800	18,722,803
China Railway Group Ltd.:
(A Shares)	2,481,900	2,099,331
(H Shares)	4,800,000	2,618,564
China Railway Signal & Communications Corp. (A Shares)	645,958	463,649
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	84,400	608,208
China Shenhua Energy Co. Ltd.:
(A Shares)	215,300	907,284
(H Shares)	5,140,500	16,000,421
China Southern Airlines Ltd.:
(A Shares) (a)	1,742,200	1,894,845
(H Shares) (a)	1,256,000	834,320
China State Construction Engineering Corp. Ltd. (A Shares)	3,428,640	2,818,627
China Three Gorges Renewables Group Co. Ltd. (A Shares)	2,282,700	1,947,952
China Tourism Group Duty Free Corp. Ltd. (A Shares)	251,800	7,975,635
China Tower Corp. Ltd. (H Shares) (c)	62,500,000	7,101,311
China United Network Communications Ltd. (A Shares)	3,229,800	2,505,191
China Vanke Co. Ltd.:
(A Shares)	599,400	1,626,063
(H Shares)	2,688,400	5,434,603
China Yangtze Power Co. Ltd. (A Shares)	1,892,400	5,830,577
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	42,800	720,769
China Zheshang Bank Co. Ltd. (a)	1,543,400	677,419
Chongqing Brewery Co. Ltd. (A Shares)	41,600	743,301
Chongqing Changan Automobile Co. Ltd. (A Shares)	667,164	1,405,103
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	67,700	267,935
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	160,154
(H Shares)	354,000	127,882
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	133,200	1,937,932
CITIC Securities Co. Ltd.:
(A Shares)	410,405	1,306,741
(H Shares)	3,775,275	8,637,129
Cmoc Group Ltd.:
(A Shares)	384,300	324,293
(H Shares)	6,747,000	3,905,190
CNGR Advanced Material Co. Ltd.	32,400	374,056
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	303,775	336,208
Contemporary Amperex Technology Co. Ltd.	204,700	14,203,972
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	358,346
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	331,800	704,913
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	634,170	1,002,069
(H Shares)	4,969,100	5,154,351
CRRC Corp. Ltd. (A Shares)	5,254,900	4,170,267
CSC Financial Co. Ltd. (A Shares)	350,600	1,407,402
Daan Gene Co. Ltd.	106,640	251,642
Dajin Heavy Industry Co. Ltd.	47,500	333,402
Daqin Railway Co. Ltd. (A Shares)	1,140,500	1,132,706
DaShenLin Pharmaceutical Group Co. Ltd.	80,880	456,547
Datang International Power Generation Co. Ltd. (A Shares) (a)	709,100	291,231
DHC Software Co. Ltd. (A Shares)	423,600	389,425
Do-Fluoride New Materials Co. Ltd. (A Shares)	70,000	383,104
Dong-E-E-Jiao Co. Ltd. (A Shares)	53,400	348,714
Dongfang Electric Corp. Ltd. (A Shares)	234,924	746,712
Dongfeng Motor Group Co. Ltd. (H Shares)	3,948,000	2,353,864
Dongxing Securities Co. Ltd. (A Shares)	241,600	299,653
East Money Information Co. Ltd. (A Shares)	1,090,117	3,654,128
Ecovacs Robotics Co. Ltd. Class A	46,000	595,972
ENN Natural Gas Co. Ltd. (A Shares)	217,900	583,387
Eve Energy Co. Ltd. (A shares)	159,129	2,091,070
Everbright Securities Co. Ltd. (A Shares)	327,700	774,131
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	244,487	238,876
FAW Jiefang Group Co. Ltd. (A Shares)	197,100	240,773
First Capital Securities Co. Ltd. (A Shares)	329,900	293,951
Flat Glass Group Co. Ltd.	50,000	156,541
Flat Glass Group Co. Ltd. (A Shares)	402,900	2,249,961
Focus Media Information Technology Co. Ltd. (A Shares)	1,281,840	1,323,269
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	322,086	3,796,053
Foxconn Industrial Internet Co. Ltd. (A Shares)	705,294	995,543
Fujian Sunner Development Co. Ltd. A Shares	106,800	389,207
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	722,320
(H Shares) (c)	904,000	4,449,089
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	8,100	425,120
Ganfeng Lithium Group Co. Ltd. (A Shares)	275,160	3,236,990
Gaona Aero Material Co., Ltd. (A Shares)	39,700	264,898
GCL System Integration Technology Co. Ltd. (a)	481,500	231,543
GD Power Development Co. Ltd. (A Shares) (a)	1,884,200	1,109,900
GEM Co. Ltd. (A Shares)	372,800	442,225
Gemdale Corp. (A Shares)	395,000	578,714
GF Securities Co. Ltd.:
(A Shares)	70,600	182,786
(H Shares)	2,132,800	3,492,607
Gigadevice Semiconductor Beijing, Inc. (A Shares)	53,884	919,549
Ginlong Technologies Co. Ltd. (A Shares)	31,450	857,470
GoerTek, Inc. (A Shares)	282,500	868,810
GoodWe Technologies Co. Ltd. (A Shares)	10,476	634,204
Gotion High-tech Co. Ltd. (A Shares)	141,600	684,197
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	739,723
(H Shares)	4,368,500	6,168,113
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	229,700	1,180,901
GRG Banking Equipment Co. Ltd. (A Shares)	176,200	266,014
Guangdong Haid Group Co. Ltd. (A Shares)	136,200	1,258,549
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	249,000	356,477
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	27,500	405,217
Guanghui Energy Co. Ltd. (A Shares)	564,800	858,644
Guangzhou Automobile Group Co. Ltd.	400,600	699,569
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,179,526	3,006,885
Guangzhou Baiyunshan Pharma Health (A Shares)	104,700	470,189
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	39,600	447,502
Guangzhou Haige Communications Group (A Shares)	154,100	200,519
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	35,900	448,538
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	52,800	493,694
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	159,240	1,164,553
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	377,347
Guolian Securities Co. Ltd.	235,800	422,425
Guosen Securities Co. Ltd. (A Shares)	542,800	755,964
Guotai Junan Securities Co. Ltd. (A Shares)	649,900	1,377,314
Guoyuan Securities Co. Ltd. (A Shares)	410,900	433,166
Haier Smart Home Co. Ltd.	3,347,200	12,344,880
Haier Smart Home Co. Ltd. (A Shares)	369,300	1,411,817
Haitong Securities Co. Ltd.:
(A Shares)	65,000	90,136
(H Shares)	5,374,000	3,707,124
Hanergy Mobile Energy Holding (a)(d)	1,902,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	273,400	431,140
Hangzhou Chang Chuan Technology Co. Ltd.	50,500	324,262
Hangzhou First Applied Material Co. Ltd. (A Shares)	110,900	1,238,731
Hangzhou Lion Electronics Co. Ltd. (A Shares)	57,500	398,366
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	83,300	475,349
Hangzhou Robam Appliances Co. Ltd. (A Shares)	73,900	329,468
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	116,100	610,438
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	138,107	2,388,285
(H Shares) (c)	17,200	225,624
Heilongjiang Agriculture Co. Ltd. (A Shares)	133,000	278,927
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	194,800	508,251
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	278,200	1,052,455
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	135,500	448,378
Hengli Petrochemical Co. Ltd. (A Shares)	457,560	1,190,064
Hengtong Optic-electric Co. Ltd. (A Shares)	265,400	611,124
Hengyi Petrochemical Co. Ltd. (A Shares)	307,010	355,524
Hesteel Co. Ltd. (A Shares)	847,900	303,313
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	41,500	729,011
Hongfa Technology Co. Ltd. (A Shares)	80,020	445,165
Hoshine Silicon Industry Co. Ltd. (A Shares)	42,000	580,945
Huadian Power International Corp. Ltd. (A Shares)	733,000	633,478
Huadong Medicine Co. Ltd. (A Shares)	147,160	1,035,965
Huafon Chemical Co. Ltd. (A Shares)	344,800	388,769
Huagong Tech Co. Ltd. (A Shares)	79,200	220,720
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	413,506
Hualan Biological Engineer, Inc. (A Shares)	149,250	494,385
Huaneng Power International, Inc.:
(A Shares) (a)	1,038,600	1,153,853
(H Shares) (a)	4,998,000	2,440,221
Huatai Securities Co. Ltd.:
(A Shares)	246,600	475,258
(H Shares) (c)	2,628,400	3,403,302
HUAXI Securities Co. Ltd.	261,200	316,807
Huaxia Bank Co. Ltd. (A Shares)	1,436,764	1,110,164
Huaxin Cement Co. Ltd. (A Shares)	100,100	242,790
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	739,537
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	42,500	327,841
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	76,700	332,608
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	94,200	455,026
Huizhou Desay SV Automotive Co. Ltd.	46,400	906,126
Humanwell Healthcare Group Co. Ltd. (A Shares)	139,700	550,714
Hunan Valin Steel Co. Ltd. (A Shares)	457,500	337,227
Hundsun Technologies, Inc. (A Shares)	189,868	1,331,790
iFlytek Co. Ltd. (A Shares)	199,200	1,200,272
IMEIK Technology Development Co. Ltd. (A Shares)	18,000	1,592,266
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,444,700	2,205,301
(H Shares)	80,816,008	43,230,011
Industrial Bank Co. Ltd. (A Shares)	1,698,200	4,445,734
Industrial Securities Co. Ltd. (A Shares)	773,370	792,695
Ingenic Semiconductor Co. Ltd. (A Shares)	38,300	443,624
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	525,700	2,540,909
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	3,739,200	1,133,642
Inner Mongolia Dian Tou Energy Corp. Ltd.	172,700	338,220
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	98,840	246,091
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	621,800	408,757
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,673,830	2,515,715
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	430,813
Inspur Electronic Information Industry Co. Ltd. (A Shares)	111,334	391,862
iRay Technology Co. Ltd. (A Shares)	6,100	422,906
JA Solar Technology Co. Ltd. (A Shares)	196,940	1,930,523
Jafron Biomedical Co. Ltd. (A Shares)	67,300	337,209
Jason Furniture Hangzhou Co. Ltd. (A Shares)	65,730	416,284
JCET Group Co. Ltd. (A Shares)	140,700	558,376
Jiangsu Eastern Shenghong Co. Ltd.	344,000	798,893
Jiangsu Expressway Co. Ltd. (H Shares)	1,174,000	1,156,250
Jiangsu Hengli Hydraulic Co. Ltd.	107,732	1,046,250
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	529,566	3,318,494
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	106,200	911,789
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	123,400	3,220,251
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	23,500	384,962
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	338,749
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	84,900	377,825
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	288,300	701,143
Jiangxi Copper Co. Ltd. (H Shares)	1,758,000	3,027,371
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	143,200	414,224
JiuGui Liquor Co. Ltd. (A Shares)	26,400	551,829
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	305,548
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	146,500	255,672
Joinn Laboratories China Co. Ltd. (A Shares)	36,920	349,093
Jointown Pharmaceutical Group (A Shares)	131,200	263,789
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	65,900	353,977
Juewei Food Co. Ltd.	51,200	405,242
Juneyao Airlines Co. Ltd. (A shares) (a)	163,000	369,099
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	10,730	0
Keda Industrial Group Co. Ltd.	162,400	387,451
Kuang-Chi Technologies Co. Ltd. (A Shares)	168,100	458,929
Kweichow Moutai Co. Ltd. (A Shares)	105,200	28,852,519
Lb Group Co. Ltd. (A Shares)	180,800	559,751
Lens Technology Co. Ltd. (A Shares)	390,600	771,627
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	150,600	498,538
Liaoning Port Co. Ltd. (A Shares)	1,825,800	441,344
Lingyi iTech Guangdong Co. (A Shares) (a)	540,600	430,924
Livzon Pharmaceutical Group, Inc. (A Shares)	48,400	243,400
LONGi Green Energy Technology Co. Ltd.	633,266	4,541,073
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	27,470	259,312
Luxi Chemical Group Co. Ltd.	137,600	274,222
Luxshare Precision Industry Co. Ltd. (A Shares)	589,282	2,854,717
Luzhou Laojiao Co. Ltd. (A Shares)	122,300	4,311,916
Mango Excellent Media Co. Ltd. (A Shares)	152,494	691,256
Maxscend Microelectronics Co. Ltd. (A Shares)	44,316	882,984
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	308,064	291,538
Metallurgical Corp. China Ltd. (A Shares)	1,480,200	740,525
Ming Yang Smart Energy Group Ltd. (A Shares)	176,600	731,081
Montage Technology Co. Ltd. (A Shares)	94,503	778,333
Muyuan Foodstuff Co. Ltd. (A Shares)	443,270	3,283,704
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	455,575
NARI Technology Co. Ltd. (A Shares)	553,784	2,170,846
NAURA Technology Group Co. Ltd.	43,900	1,532,942
NavInfo Co. Ltd. (A Shares)	190,000	338,663
New China Life Insurance Co. Ltd.	69,700	322,013
New China Life Insurance Co. Ltd. (H Shares)	1,427,600	3,828,767
New Hope Liuhe Co. Ltd. (A Shares) (a)	431,900	839,760
Ninestar Corp. (A Shares)	118,400	901,588
Ningbo Deye Technology Co. Ltd. (A Shares)	16,800	870,654
Ningbo Joyson Electronic Corp. (A shares) (a)	113,000	268,222
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	58,500	558,232
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	37,666	441,655
Ningbo Shanshan Co. Ltd. (A Shares)	172,800	502,612
Ningbo Tuopu Group Co. Ltd. (A Shares)	92,900	984,634
Ningxia Baofeng Energy Group Co. Ltd.	505,500	1,004,978
Nongfu Spring Co. Ltd. (H Shares) (c)	2,455,200	13,898,413
North Industries Group Red Arrow Co. Ltd. (A Shares)	113,800	387,113
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	354,635
OFILM Group Co. Ltd. (A Shares) (a)	266,600	199,502
Oppein Home Group, Inc. (A Shares)	41,900	781,940
Orient Securities Co. Ltd. (A Shares)	684,072	1,101,147
Ovctek China, Inc. (A Shares)	74,229	408,696
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	723,100	558,854
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,070,700	2,346,723
(H Shares)	6,342,000	2,138,047
Perfect World Co. Ltd. (A Shares)	260,250	543,017
PetroChina Co. Ltd.:
(A Shares)	934,500	718,737
(H Shares)	30,666,000	16,404,784
Pharmaron Beijing Co. Ltd.:
(A Shares)	60,150	662,980
(H Shares) (c)	324,200	2,376,360
PICC Property & Casualty Co. Ltd. (H Shares)	9,690,001	9,110,077
Ping An Bank Co. Ltd. (A Shares)	1,568,200	3,496,669
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,336,377	10,134,143
(H Shares)	8,354,000	64,891,381
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	198,700	332,349
Poly Developments & Holdings (A Shares)	998,200	2,326,798
Porton Pharma Solutions Ltd. (A Shares)	42,600	299,622
Postal Savings Bank of China Co. Ltd.	2,355,900	1,683,040
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	11,008,000	7,491,030
Power Construction Corp. of China Ltd. (A Shares)	1,235,339	1,287,380
Proya Cosmetics Co. Ltd. (A Shares)	16,380	400,988
Pylon Technologies Co. Ltd. (Series A)	13,181	601,011
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	445,600	1,658,671
Raytron Technology Co. Ltd. (A Shares)	35,170	230,528
Riyue Heavy Industry Co. Ltd. (A Shares)	77,400	275,962
Rongsheng Petrochemical Co. Ltd. (A Shares)	826,450	1,625,205
SAIC Motor Corp. Ltd. (A Shares)	603,200	1,346,090
Sailun Group Co. Ltd. A Shares	252,800	375,792
Sangfor Technologies, Inc.	34,200	767,208
Sany Heavy Industry Co. Ltd. (A Shares)	688,000	1,790,406
Satellite Chemical Co. Ltd. (A Shares)	278,601	732,582
Sealand Securities Co. Ltd. (A Shares)	393,590	206,810
Seazen Holdings Co. Ltd. (A Shares) (a)	191,000	604,253
SF Holding Co. Ltd. (A Shares)	403,800	3,525,684
SG Micro Corp. (A Shares)	29,475	780,319
Shaanxi Coal Industry Co. Ltd. (A Shares)	815,600	2,365,970
Shan Xi Hua Yang Group New Energy Co. Ltd.	205,100	478,251
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	286,786
Shandong Gold Mining Co. Ltd.:
(A Shares)	568,823	1,672,552
(H Shares) (c)	641,000	1,236,218
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	174,100	873,564
Shandong Linglong Tyre Co. Ltd. (A Shares)	117,300	383,836
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	918,300	492,788
Shandong Sun Paper Industry JSC Ltd. (A Shares)	213,100	353,183
Shandong Weifang Rainbow Chemical Co. Ltd.	23,600	286,660
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	3,508,400	5,832,298
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	88,744	478,522
Shanghai Baosight Software Co. Ltd.	909,513	2,850,704
Shanghai Baosight Software Co. Ltd. (A Shares)	77,402	574,492
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	406,227
Shanghai Electric Group Co. Ltd. (A Shares) (a)	1,007,900	611,512
Shanghai Electric Power Co. Ltd. (A Shares) (a)	242,800	363,278
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	296,453
(H Shares)	898,500	2,897,153
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	12,218	384,348
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	217,975	2,194,824
Shanghai International Airport Co. Ltd. (A Shares) (a)	105,472	947,858
Shanghai International Port Group Co. Ltd. (A Shares)	662,000	523,905
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	78,000	666,294
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	58,567	498,808
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	409,699
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,421,043	1,138,814
Shanghai M&G Stationery, Inc. (A Shares)	72,600	578,153
Shanghai Medicilon, Inc. (A Shares)	7,088	220,309
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,218,664
(H Shares)	207,100	365,158
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	2,378,800	2,600,149
Shanghai Putailai New Energy Technology Co. Ltd.	114,380	939,497
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	610,530
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	655,800	574,701
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	353,800	415,164
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	255,900	752,188
Shanxi Meijin Energy Co. Ltd. (A Shares)	332,800	475,552
Shanxi Securities Co. Ltd. (A Shares)	332,800	292,481
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	259,810
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	101,660	4,402,723
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	349,280	610,581
Shenghe Resources Holding Co. Ltd. (A Shares)	136,900	334,159
Shengyi Technology Co. Ltd.	181,700	435,643
Shennan Circuits Co. Ltd. (A Shares)	37,340	423,368
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,996,815	1,230,061
Shenzhen Capchem Technology Co. Ltd. (A Shares)	60,020	436,795
Shenzhen Dynanonic Co. Ltd. (A Shares)	14,300	571,625
Shenzhen Energy Group Co. Ltd. (A Shares)	372,898	342,358
Shenzhen Inovance Technology Co. Ltd. (A Shares)	217,600	2,303,285
Shenzhen Kangtai Biological Products Co. Ltd.	91,380	498,887
Shenzhen Kedali Industry Co. Ltd.	18,900	423,608
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	50,400	435,016
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	101,400	5,014,945
Shenzhen New Industries Biomedical Engineering Co. Ltd.	75,100	614,746
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	657,000	523,738
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	93,300	501,449
Shenzhen SC New Energy Technology Corp. (A Shares)	29,200	535,093
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	106,940	370,446
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	78,600	334,792
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	66,079	838,883
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	74,600	348,035
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	142,060	612,355
Sichuan Chuantou Energy Co. Ltd. (A Shares)	295,400	548,334
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	784,000	374,061
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	118,000	475,661
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	122,300	359,777
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	375,300	652,839
Sichuan Swellfun Co. Ltd. (A Shares)	37,800	458,174
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	100,400	385,158
Sieyuan Electric Co. Ltd. (A Shares)	73,300	473,987
Sinoma Science & Technology Co. Ltd. (A Shares)	138,800	512,052
Sinomine Resource Group Co. Ltd. (A Shares)	38,520	514,079
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	513,400	243,899
Sinopharm Group Co. Ltd. (H Shares)	1,894,800	4,644,140
SKSHU Paint Co. Ltd. (A Shares) (a)	31,580	580,904
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	486,198
Soochow Securities Co. Ltd. (A Shares)	378,625	399,362
Southwest Securities Co. Ltd. (A Shares)	497,500	294,877
StarPower Semiconductor Ltd. (A Shares)	14,000	657,915
Sungrow Power Supply Co. Ltd. (A Shares)	124,700	2,415,174
Sunwoda Electronic Co. Ltd. (A Shares)	144,700	506,868
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	143,000	607,932
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	14,480	954,173
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	47,300	446,579
Tangshan Jidong Cement Co. Ltd. A Shares	264,300	340,430
TBEA Co. Ltd. (A Shares)	337,500	1,068,251
TCL Technology Group Corp. (A Shares)	1,109,200	692,013
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	269,200	1,698,440
Thunder Software Technology Co. Ltd. (A Shares)	42,600	695,686
Tianjin 712 Communication & Broadcasting Co. Ltd.	64,100	336,229
Tianma Microelectronics Co. Ltd. (A Shares)	133,500	186,885
Tianqi Lithium Corp. (A Shares) (a)	123,300	1,766,836
Tianshan Aluminum Group Co. Ltd.	459,000	614,861
Tianshui Huatian Technology Co. Ltd. (A Shares)	241,900	320,723
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	74,100	266,553
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	159,500	386,465
Toly Bread Co. Ltd.	106,224	263,624
TongFu Microelectronics Co. Ltd. (A Shares) (a)	124,900	340,682
Tongkun Group Co. Ltd. (A Shares)	229,300	534,729
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	891,600	463,176
Tongwei Co. Ltd. (A Shares)	375,700	2,357,386
Topchoice Medical Corp. (a)	26,200	632,313
TravelSky Technology Ltd. (H Shares)	1,338,000	2,781,105
Trina Solar Co. Ltd. (A Shares)	181,619	1,929,568
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	790,075
(H Shares)	886,000	8,554,186
Unigroup Guoxin Microelectronics Co. Ltd.	70,259	1,312,599
Unisplendour Corp. Ltd. (A Shares)	238,980	816,635
Walvax Biotechnology Co. Ltd. (A Shares)	131,400	780,195
Wanhua Chemical Group Co. Ltd. (A Shares)	258,700	3,712,818
Weichai Power Co. Ltd.:
(A Shares)	218,900	364,577
(H Shares)	3,135,800	4,735,334
Weihai Guangwei Composites Co. Ltd. (A Shares)	43,100	461,436
Wens Foodstuffs Group Co. Ltd. (A Shares)	548,420	1,638,807
Western Mining Co. Ltd. (A Shares)	210,600	361,866
Western Securities Co. Ltd. (A Shares)	269,800	265,946
Western Superconducting Technologies Co. Ltd. (A Shares)	41,028	599,207
Will Semiconductor Ltd.	96,315	1,351,406
Wingtech Technology Co. Ltd. (A Shares)	102,600	893,569
Wuchan Zhongda Group Co. Ltd.	299,300	217,688
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	14,400	303,566
Wuhan Guide Infrared Co. Ltd. (A Shares)	262,572	459,218
Wuliangye Yibin Co. Ltd. (A Shares)	322,500	10,038,549
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	154,940	293,101
WuXi AppTec Co. Ltd.	151,696	2,107,839
WuXi AppTec Co. Ltd. (H Shares) (c)	565,574	7,349,089
Wuxi Autowell Technology Co. Ltd. (A Shares)	12,969	414,139
Wuxi Shangji Automation Co. Ltd. (A Shares)	31,946	543,039
XCMG Construction Machinery Co. Ltd. (A Shares)	841,800	727,119
Xiamen C&D, Inc. (A Shares)	250,800	493,983
Xiamen Faratronic Co. Ltd. (A Shares)	18,400	490,080
Xiamen Tungsten Co. Ltd. (A Shares)	116,200	382,848
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	170,788
(H Shares)	1,424,964	1,455,868
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	243,400	276,819
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	41,700	353,469
Yankuang Energy Group Co. Ltd.:
(A Shares)	52,600	268,175
(H Shares)	2,364,000	7,602,743
Yantai Jereh Oilfield Services (A Shares)	84,600	407,252
Yealink Network Technology Corp. Ltd.	70,750	641,882
Yifeng Pharmacy Chain Co. Ltd.	60,600	510,245
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	133,500	886,540
Yintai Gold Co. Ltd. (A Shares)	233,580	432,958
YongXing Special Materials Technology Co. Ltd. (A Shares)	34,400	580,955
Yonyou Network Technology Co. Ltd. (A Shares)	326,920	1,191,197
Youngor Group Co. Ltd. (A Shares)	821,377	788,128
Youngy Co. Ltd. (A Shares) (a)	21,800	369,492
YTO Express Group Co. Ltd. (A Shares)	310,700	967,686
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	99,200	252,710
Yunda Holding Co. Ltd. (A Shares)	252,250	553,547
Yunnan Aluminium Co. Ltd. (A Shares)	271,900	545,004
Yunnan Baiyao Group Co. Ltd. (A Shares)	147,520	1,257,129
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	23,000	478,272
Yunnan Energy New Material Co. Ltd.	74,100	1,721,307
Yunnan Tin Co. Ltd. (A Shares)	157,100	355,252
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	154,300	532,232
Zangge Mining Co. Ltd. (Series A)	129,700	538,103
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	49,300	2,275,333
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	1,658,000	1,908,044
Zhefu Holding Group Co. Ltd. (A Shares)	486,000	297,005
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	927,500	546,950
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	608,400	460,604
Zhejiang Chint Electric Co. Ltd. (A Shares)	176,900	845,617
Zhejiang Dahua Technology Co. Ltd. (A Shares)	217,400	408,864
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	40,740	330,117
Zhejiang Expressway Co. Ltd. (H Shares)	1,794,000	1,549,172
Zhejiang HangKe Technology, Inc. Co. (A Shares)	33,065	247,961
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	121,380	385,804
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	131,000	1,282,310
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	108,400	1,109,109
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	67,600	452,752
Zhejiang Juhua Co. Ltd. (A Shares)	225,800	555,095
Zhejiang NHU Co. Ltd. (A Shares)	256,508	741,203
Zhejiang Supcon Technology Co. Ltd. (A Shares)	40,964	559,824
Zhejiang Supor Cookware Co. Ltd.	36,100	276,745
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	601,954
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	444,511
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	42,000	353,773
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	73,500	266,603
Zheshang Securities Co. Ltd.	325,800	515,257
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	989,700	3,298,612
Zhongji Innolight Co. Ltd. (A Shares)	61,100	264,163
Zhongtai Securities Co. Ltd. (A Shares)	523,200	536,811
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	857,800	4,569,798
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	37,800	268,079
Zhuzhou Kibing Group Co. Ltd. (A Shares)	205,100	365,839
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	301,000	323,939
Zijin Mining Group Co. Ltd.:
(A Shares)	568,800	999,206
(H Shares)	9,151,000	15,136,230
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	1,019,000	879,815
ZTE Corp.:
(A Shares)	45,300	179,252
(H Shares)	1,508,336	3,642,673
TOTAL CHINA		1,174,098,017
Colombia - 0.0%
Bancolombia SA	288,684	2,596,228
Interconexion Electrica SA ESP	597,654	2,437,199
TOTAL COLOMBIA		5,033,427
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)	62,559	173,694
TCS Group Holding PLC unit (a)(d)	142,667	240,759
TOTAL CYPRUS		414,453
Czech Republic - 0.0%
CEZ A/S	227,721	9,245,883
Komercni Banka A/S (b)	108,325	3,642,870
MONETA Money Bank A/S (c)	467,815	1,726,156
TOTAL CZECH REPUBLIC		14,614,909
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,014	8,511,719
Series B	7,284	15,844,833
Carlsberg A/S Series B	135,433	19,226,297
Chr. Hansen Holding A/S (b)	147,811	10,878,399
Coloplast A/S Series B	165,401	19,969,604
Danske Bank A/S (b)	962,286	19,983,463
Demant A/S (a)	129,089	3,638,157
DSV A/S	260,271	42,828,875
Genmab A/S (a)	91,768	35,963,583
Novo Nordisk A/S Series B	2,308,206	319,432,344
Novozymes A/S Series B	284,779	14,770,203
ORSTED A/S (c)	263,780	23,490,151
Pandora A/S	125,736	10,400,365
Rockwool International A/S Series B	12,396	3,532,553
Tryg A/S	503,598	11,517,835
Vestas Wind Systems A/S	1,408,352	41,210,625
TOTAL DENMARK		601,199,006
Egypt - 0.0%
Commercial International Bank SAE	3,609,482	5,921,321
Eastern Co. SAE	971,292	576,081
EFG-Hermes Holding SAE	1,101,107	692,479
TOTAL EGYPT		7,189,881
Finland - 0.8%
Elisa Corp. (A Shares)	197,703	11,258,181
Fortum Corp.	622,621	9,351,131
Kesko Oyj	377,186	8,762,934
Kone OYJ (B Shares)	473,065	25,735,202
Neste OYJ	589,549	28,091,883
Nokia Corp.	7,542,646	35,682,246
Nordea Bank ABP	4,686,838	54,578,788
Orion Oyj (B Shares)	149,885	8,015,386
Sampo Oyj (A Shares)	669,217	35,045,566
Stora Enso Oyj (R Shares)	774,924	11,031,996
UPM-Kymmene Corp.	745,056	26,932,089
Wartsila Corp.	663,547	6,290,391
TOTAL FINLAND		260,775,793
France - 7.1%
Accor SA (a)	237,363	7,704,325
Aeroports de Paris SA (a)	41,261	6,380,893
Air Liquide SA	683,385	108,812,740
Alstom SA (b)	448,457	13,334,948
Amundi SA (c)	85,789	5,595,931
Arkema SA	83,532	8,423,704
AXA SA	2,607,761	81,359,601
bioMerieux SA	59,022	5,990,516
BNP Paribas SA	1,549,364	106,413,216
Bollore SA	1,217,843	6,792,007
Bouygues SA	322,264	10,616,647
Bureau Veritas SA	408,902	11,664,672
Capgemini SA	228,164	43,135,633
Carrefour SA (b)	828,601	15,760,794
Compagnie de St. Gobain	687,354	39,475,534
Compagnie Generale des Etablissements Michelin SCA Series B	944,990	29,880,414
Covivio	67,229	4,600,890
Credit Agricole SA	1,688,161	20,327,555
Danone SA	895,650	49,116,808
Dassault Aviation SA	35,547	6,055,659
Dassault Systemes SA	927,863	34,508,051
Edenred SA	348,627	18,946,702
Eiffage SA	115,873	12,340,152
Electricite de France SA (a)	23,260	305,089
Electricite de France SA	803,062	10,533,334
Engie SA	2,548,500	36,188,374
EssilorLuxottica SA (b)	405,863	74,083,182
Eurazeo SA	60,805	4,247,192
Gecina SA	64,872	7,659,080
Getlink SE	611,321	10,321,201
Hermes International SCA	44,160	82,310,649
Ipsen SA	53,123	5,567,357
Kering SA	104,293	65,074,336
Klepierre SA	303,811	7,682,502
L'Oreal SA (a)	23,733	9,799,632
L'Oreal SA	312,868	129,186,841
La Francaise des Jeux SAEM (c)	149,670	6,386,514
Legrand SA	372,026	33,171,360
LVMH Moet Hennessy Louis Vuitton SE	385,875	336,859,401
Orange SA	2,786,732	29,491,306
Pernod Ricard SA	287,885	59,433,796
Publicis Groupe SA	318,146	22,391,781
Remy Cointreau SA	32,718	6,139,274
Renault SA (a)	270,157	10,937,432
Safran SA	475,775	68,414,288
Sanofi SA	1,590,507	155,749,562
Sartorius Stedim Biotech	38,569	13,371,569
Schneider Electric SA	756,587	122,730,211
SEB SA (b)	32,276	3,363,267
Societe Generale Series A	1,125,784	33,510,746
Sodexo SA (a)	8,142	805,670
Sodexo SA	115,623	11,441,173
Teleperformance	82,428	22,850,958
Thales SA	148,833	19,642,981
TotalEnergies SE (b)	3,469,690	214,498,991
Ubisoft Entertainment SA (a)	132,463	2,742,853
Valeo SA	289,928	6,299,177
Veolia Environnement SA	927,886	27,541,947
VINCI SA	749,627	84,700,039
Vivendi SA	1,011,247	10,837,660
Wendel SA	36,388	3,837,244
Worldline SA (a)(c)	333,403	15,125,128
TOTAL FRANCE		2,412,470,489
Germany - 5.0%
adidas AG	240,834	38,778,184
Allianz SE	569,308	136,129,438
BASF AG	1,279,862	73,381,465
Bayer AG	1,369,517	85,245,497
Bayerische Motoren Werke AG (BMW)	455,907	46,440,829
Bechtle AG	115,341	4,836,407
Beiersdorf AG	140,329	17,060,872
Brenntag SE	214,948	16,045,451
Carl Zeiss Meditec AG	55,949	8,025,853
Commerzbank AG (a)	1,485,571	16,901,378
Continental AG	154,383	10,840,033
Covestro AG (c)	271,272	12,490,589
Daimler Truck Holding AG (a)	630,098	21,077,790
Delivery Hero AG (a)(c)	234,780	14,094,412
Deutsche Bank AG	2,881,457	38,242,488
Deutsche Borse AG	264,950	47,410,763
Deutsche Lufthansa AG (a)	844,697	8,917,731
Deutsche Post AG	1,379,819	59,410,431
Deutsche Telekom AG	4,520,934	100,720,957
E.ON SE	3,129,272	33,972,253
Evonik Industries AG	294,971	6,528,998
Fresenius Medical Care AG & Co. KGaA	239,746	9,003,584
Fresenius Medical Care AG & Co. KGaA sponsored ADR	96,529	1,807,988
Fresenius SE & Co. KGaA	587,737	16,951,563
GEA Group AG	208,951	9,393,111
Hannover Reuck SE	84,075	17,019,078
HeidelbergCement AG	201,489	13,825,657
HelloFresh AG (a)	231,940	5,592,766
Henkel AG & Co. KGaA	141,434	9,450,374
Infineon Technologies AG	1,818,933	65,500,588
Knorr-Bremse AG	101,580	6,676,654
LEG Immobilien AG	102,227	7,955,121
Mercedes-Benz Group AG (Germany)	1,119,688	83,318,254
Merck KGaA	180,007	37,572,557
MTU Aero Engines AG	74,247	18,468,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	195,373	70,304,319
Nemetschek SE	81,180	4,313,014
Puma AG	148,130	10,042,425
Rational AG	7,171	4,693,163
Rheinmetall AG	60,773	14,138,845
RWE AG	896,405	39,760,689
SAP SE	1,454,858	172,458,899
Scout24 AG (c)	110,816	6,430,882
Siemens AG	1,066,487	166,590,895
Siemens Energy AG (b)	613,560	12,753,647
Siemens Healthineers AG (c)	393,185	21,085,982
Symrise AG	184,891	19,655,695
Telefonica Deutschland Holding AG	1,481,259	4,354,388
United Internet AG	137,924	3,192,309
Volkswagen AG	41,327	7,233,882
Vonovia SE	997,918	28,189,087
Zalando SE (a)(c)	314,092	14,542,999
TOTAL GERMANY		1,698,828,427
Greece - 0.1%
Alpha Bank SA (a)	2,976,369	4,023,667
Eurobank Ergasias Services and Holdings SA (a)	3,336,245	4,497,478
Ff Group (a)(d)	7,962	0
Hellenic Telecommunications Organization SA	274,062	4,311,286
Jumbo SA	145,272	2,602,727
Mytilineos SA	121,544	3,131,636
National Bank of Greece SA (a)	689,473	3,257,590
OPAP SA	256,066	3,836,106
Public Power Corp. of Greece (a)	268,873	2,133,829
Terna Energy SA	67,527	1,468,240
TOTAL GREECE		29,262,559
Hong Kong - 1.8%
AIA Group Ltd.	16,638,209	188,139,011
Beijing Enterprises Holdings Ltd.	689,000	2,339,714
BOC Hong Kong (Holdings) Ltd.	5,150,951	18,001,996
BYD Electronic International Co. Ltd.	952,500	3,301,512
China Everbright International Ltd.	5,206,629	2,315,306
China Jinmao Holdings Group Ltd.	8,092,685	1,858,850
China Merchants Holdings International Co. Ltd.	1,885,182	2,642,694
China Overseas Land and Investment Ltd.	5,336,000	14,408,648
China Power International Development Ltd.	7,646,699	3,287,371
China Resources Beer Holdings Co. Ltd.	2,262,989	17,036,420
China Resources Pharmaceutical Group Ltd. (c)	1,794,000	1,351,323
China Resources Power Holdings Co. Ltd.	2,709,780	5,644,339
China Taiping Insurance Group Ltd.	2,076,265	2,875,694
China Traditional Chinese Medicine Holdings Co. Ltd.	3,918,000	1,877,159
CITIC Pacific Ltd.	8,186,000	9,579,036
CLP Holdings Ltd.	2,281,976	16,954,927
CSPC Pharmaceutical Group Ltd.	12,456,800	14,203,280
Far East Horizon Ltd.	2,093,000	1,890,557
Fosun International Ltd.	3,544,500	3,290,877
Galaxy Entertainment Group Ltd.	3,042,239	21,177,938
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	319,920	2,921,888
Guangdong Investment Ltd.	4,158,000	4,517,330
Hang Lung Properties Ltd.	2,819,125	5,315,589
Hang Seng Bank Ltd.	1,063,053	17,703,255
Henderson Land Development Co. Ltd.	2,013,869	7,439,228
Hong Kong & China Gas Co. Ltd.	15,696,350	15,759,453
Hong Kong Exchanges and Clearing Ltd.	1,679,184	75,525,651
Hua Hong Semiconductor Ltd. (a)(c)	821,000	3,174,644
Lenovo Group Ltd.	10,206,000	8,185,917
Link (REIT)	3,030,341	24,255,963
MTR Corp. Ltd.	2,159,825	11,558,328
New World Development Co. Ltd.	2,126,491	6,355,878
Power Assets Holdings Ltd.	1,927,926	10,908,529
Sino Land Ltd.	4,853,236	6,306,674
Sun Hung Kai Properties Ltd.	2,019,922	28,645,793
Swire Pacific Ltd. (A Shares)	698,060	6,396,946
Swire Properties Ltd.	1,650,920	4,640,008
Techtronic Industries Co. Ltd.	1,916,370	24,705,425
Yuexiu Property Co. Ltd.	1,992,400	2,898,361
TOTAL HONG KONG		599,391,512
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	573,192	4,272,725
OTP Bank PLC	312,106	9,390,226
Richter Gedeon PLC	193,255	4,356,098
TOTAL HUNGARY		18,019,049
India - 3.6%
ABB India Ltd.	60,790	2,120,051
ACC Ltd.	107,975	2,609,424
Adani Enterprises Ltd.	398,069	14,548,285
Adani Green Energy Ltd. (a)	445,259	6,706,994
Adani Ports & Special Economic Zone Ltd.	742,371	5,588,090
Adani Power Ltd. (a)	1,073,899	2,954,924
Adani Total Gas Ltd.	383,978	9,940,775
Adani Transmissions Ltd. (a)	391,914	8,553,730
Ambuja Cements Ltd.	843,592	4,159,113
Apollo Hospitals Enterprise Ltd.	141,392	7,394,208
Asian Paints Ltd.	533,375	17,849,620
AU Small Finance Bank Ltd. (c)	239,404	1,823,938
Aurobindo Pharma Ltd.	365,483	1,831,234
Avenue Supermarts Ltd. (a)(c)	227,252	9,781,589
Axis Bank Ltd.	3,168,919	33,940,524
Bajaj Auto Ltd.	97,803	4,583,141
Bajaj Finance Ltd.	379,714	27,507,268
Bajaj Finserv Ltd.	536,345	8,862,598
Bajaj Holdings & Investment Ltd.	32,001	2,310,139
Balkrishna Industries Ltd.	108,891	2,970,795
Bandhan Bank Ltd. (a)(c)	912,239	2,740,044
Berger Paints India Ltd.	334,030	2,251,572
Bharat Electronics Ltd.	5,160,499	6,017,213
Bharat Forge Ltd.	363,482	3,901,469
Bharat Petroleum Corp. Ltd.	1,223,080	5,144,399
Bharti Airtel Ltd.	3,099,955	29,272,080
Biocon Ltd.	600,246	1,730,537
Britannia Industries Ltd.	152,726	8,088,792
Cholamandalam Investment and Finance Co. Ltd.	586,610	5,095,154
Cipla Ltd./India	671,843	8,392,827
Coal India Ltd.	2,145,167	5,933,959
Colgate-Palmolive Ltd.	167,194	2,977,055
Container Corp. of India Ltd.	387,675	2,992,039
Dabur India Ltd.	874,342	5,982,711
Divi's Laboratories Ltd.	186,695	7,601,960
DLF Ltd.	836,328	3,662,551
Dr. Reddy's Laboratories Ltd.	163,843	8,707,724
Eicher Motors Ltd.	193,339	7,745,389
GAIL India Ltd.	3,290,557	3,846,124
Godrej Consumer Products Ltd. (a)	576,035	6,453,043
Godrej Properties Ltd. (a)	178,411	2,593,645
Grasim Industries Ltd.	372,399	7,272,192
Havells India Ltd.	355,237	5,154,925
HCL Technologies Ltd.	1,509,234	20,855,971
HDFC Standard Life Insurance Co. Ltd. (c)	1,338,565	9,506,151
Hero Motocorp Ltd.	155,671	5,282,275
Hindalco Industries Ltd.	1,896,546	10,970,570
Hindustan Petroleum Corp. Ltd. (a)	902,703	2,631,868
Hindustan Unilever Ltd.	1,144,291	36,179,533
Housing Development Finance Corp. Ltd.	2,404,376	77,567,223
ICICI Bank Ltd.	7,183,510	73,651,928
ICICI Lombard General Insurance Co. Ltd. (c)	338,838	4,698,065
ICICI Prudential Life Insurance Co. Ltd. (c)	509,280	2,828,238
Indian Oil Corp. Ltd.	3,984,390	3,994,149
Indian Railway Catering & Tourism Corp. Ltd.	339,107	2,654,341
Indraprastha Gas Ltd.	423,649	2,210,266
Indus Towers Ltd.	929,513	1,748,540
Info Edge India Ltd.	99,716	4,509,640
Infosys Ltd.	4,269,172	80,582,049
Infosys Ltd. sponsored ADR	433,156	8,143,333
InterGlobe Aviation Ltd. (a)(c)	124,076	3,233,597
ITC Ltd.	4,137,630	17,894,389
Jindal Steel & Power Ltd.	579,232	4,163,787
JSW Steel Ltd. (a)	1,018,160	8,969,602
Jubilant Foodworks Ltd.	559,944	3,354,975
Kotak Mahindra Bank Ltd.	773,470	16,456,666
Larsen & Toubro Ltd.	957,615	24,982,000
Ltimindtree Ltd. (c)	124,982	6,731,516
Lupin Ltd.	290,473	2,625,847
Mahindra & Mahindra Ltd.	1,224,746	20,746,575
Marico Ltd.	734,267	4,485,594
Maruti Suzuki India Ltd.	169,685	18,536,980
Mphasis BFL Ltd.	120,491	3,081,090
MRF Ltd.	2,618	2,918,882
Muthoot Finance Ltd.	171,290	2,197,174
Nestle India Ltd.	46,882	10,930,240
NTPC Ltd.	5,418,096	11,372,153
Oil & Natural Gas Corp. Ltd.	3,525,744	6,295,726
Page Industries Ltd.	8,627	4,237,206
Petronet LNG Ltd.	1,033,366	2,756,622
PI Industries Ltd.	107,094	3,941,158
Pidilite Industries Ltd.	210,272	5,878,673
Power Grid Corp. of India Ltd.	4,372,370	11,627,818
Reliance Industries Ltd.	4,242,230	122,637,433
Samvardhana Motherson International Ltd.	2,868,095	2,662,715
SBI Cards & Payment Services Ltd.	336,157	2,983,434
SBI Life Insurance Co. Ltd. (c)	625,105	9,351,771
Shree Cement Ltd.	15,331	4,460,704
Shriram Transport Finance Co. Ltd.	343,904	5,436,842
Siemens Ltd.	102,138	3,668,304
SRF Ltd.	208,954	5,606,096
State Bank of India	2,489,003	16,938,828
Sun Pharmaceutical Industries Ltd.	1,334,423	16,931,613
Tata Consultancy Services Ltd.	1,273,543	52,675,510
Tata Consumer Products Ltd.	765,553	6,850,361
Tata Elxsi Ltd.	47,249	3,861,383
Tata Motors Ltd. (a)	2,338,482	13,050,950
Tata Power Co. Ltd./The	2,021,974	5,294,371
Tata Steel Ltd.	10,266,144	15,151,506
Tech Mahindra Ltd.	807,454	10,103,718
The Indian Hotels Co. Ltd.	1,061,192	3,927,960
Titan Co. Ltd.	493,826	14,433,989
Torrent Pharmaceuticals Ltd.	141,031	2,632,040
Trent Ltd.	257,903	3,790,335
Tube Investments of India Ltd.	143,429	4,602,934
Tvs Motor Co. Ltd.	258,835	3,297,681
Ultratech Cement Ltd.	140,189	12,195,020
United Spirits Ltd. (a)	411,514	3,884,191
UPL Ltd.	690,225	6,415,435
Varun Beverages Ltd.	303,970	4,278,150
Vedanta Ltd.	1,047,526	4,289,234
Wipro Ltd.	1,886,457	9,257,078
Yes Bank Ltd. (a)	15,956,869	3,383,030
Zomato Ltd. (a)	4,029,833	2,474,604
TOTAL INDIA		1,241,553,474
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	20,048,400	3,972,496
PT Aneka Tambang Tbk	11,904,800	1,844,639
PT Astra International Tbk	28,446,700	11,428,523
PT Bank Central Asia Tbk	77,334,700	43,888,148
PT Bank Jago Tbk (a)	5,757,100	1,239,575
PT Bank Mandiri (Persero) Tbk	26,047,500	17,356,390
PT Bank Negara Indonesia (Persero) Tbk	10,402,689	6,376,753
PT Bank Rakyat Indonesia (Persero) Tbk	95,097,500	29,163,354
PT Barito Pacific Tbk	39,994,226	2,205,520
PT Charoen Pokphand Indonesia Tbk	10,004,200	3,891,910
PT Indah Kiat Pulp & Paper Tbk	3,942,000	2,196,759
PT Indofood CBP Sukses Makmur Tbk	3,222,100	2,172,618
PT Indofood Sukses Makmur Tbk	6,316,000	2,838,409
PT Kalbe Farma Tbk	29,953,600	4,123,996
PT Merdeka Copper Gold Tbk (a)	16,970,190	5,374,469
PT Sarana Menara Nusantara Tbk	29,209,300	2,187,656
PT Semen Indonesia (Persero) Tbk	4,844,896	2,400,001
PT Sumber Alfaria Trijaya Tbk	23,576,100	4,456,645
PT Surya Citra Media Tbk	35	1
PT Telkom Indonesia Persero Tbk	68,945,900	17,817,877
PT Unilever Indonesia Tbk	10,695,500	3,329,312
PT United Tractors Tbk	2,374,212	3,897,879
PT Vale Indonesia Tbk (a)	3,515,500	1,753,150
TOTAL INDONESIA		173,916,080
Ireland - 0.5%
AIB Group PLC	1,404,158	5,861,877
Bank of Ireland Group PLC	1,463,339	15,568,244
CRH PLC	843,715	39,420,505
CRH PLC sponsored ADR (b)	212,723	10,014,999
DCC PLC (United Kingdom)	138,843	7,884,210
Flutter Entertainment PLC (a)	76,515	11,838,605
Flutter Entertainment PLC (Ireland) (a)	156,171	24,159,879
James Hardie Industries PLC CDI	624,969	14,023,395
Kerry Group PLC Class A	222,803	20,816,411
Kingspan Group PLC (Ireland)	214,979	13,742,408
Smurfit Kappa Group PLC	348,359	14,554,151
TOTAL IRELAND		177,884,684
Isle of Man - 0.1%
Entain PLC	819,337	15,109,153
Israel - 0.4%
Azrieli Group	57,454	3,678,627
Bank Hapoalim BM (Reg.)	1,765,808	15,807,937
Bank Leumi le-Israel BM	2,146,040	18,857,472
Bezeq The Israel Telecommunication Corp. Ltd.	2,938,295	4,856,510
Check Point Software Technologies Ltd. (a)	139,681	17,767,423
CyberArk Software Ltd. (a)	57,366	8,081,722
Elbit Systems Ltd. (Israel)	37,355	6,247,749
Icl Group Ltd.	994,103	7,833,819
Israel Discount Bank Ltd. (Class A)	1,739,837	8,841,204
Mizrahi Tefahot Bank Ltd.	217,201	7,135,890
NICE Ltd. (a)	68,694	14,150,170
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,546,795	16,303,219
Tower Semiconductor Ltd. (a)	153,497	6,448,239
Wix.com Ltd. (a)	80,552	7,006,413
ZIM Integrated Shipping Services Ltd. (b)	118,568	2,246,864
TOTAL ISRAEL		145,263,258
Italy - 1.1%
Amplifon SpA	174,275	4,787,732
Assicurazioni Generali SpA	1,544,397	30,053,942
DiaSorin SpA	35,349	4,582,738
Enel SpA	11,328,318	66,702,497
Eni SpA	3,485,495	53,635,616
FinecoBank SpA	851,688	15,231,262
Infrastrutture Wireless Italiane SpA (c)	472,760	5,162,739
Intesa Sanpaolo SpA	23,283,035	61,217,379
Mediobanca SpA	840,995	9,011,220
Moncler SpA	284,893	17,716,065
Nexi SpA (a)(c)	826,817	7,244,925
Poste Italiane SpA (c)	726,255	7,726,518
Prysmian SpA	355,013	14,434,619
Recordati SpA	146,277	6,381,675
Snam SpA	2,808,547	14,305,419
Telecom Italia SpA (a)	5,958,305	1,715,448
Telecom Italia SpA (Risparmio Shares) (a)	7,564,311	2,105,226
Terna - Rete Elettrica Nazionale	1,974,441	15,566,516
UniCredit SpA	2,679,534	52,334,333
TOTAL ITALY		389,915,869
Japan - 13.6%
Advantest Corp.	263,582	18,893,816
AEON Co. Ltd.	911,378	18,684,784
AGC, Inc.	269,496	9,929,800
Aisin Seiki Co. Ltd.	205,501	5,995,598
Ajinomoto Co., Inc.	636,115	20,971,818
Ana Holdings, Inc. (a)(b)	228,751	5,062,890
Asahi Group Holdings	633,817	20,930,073
ASAHI INTECC Co. Ltd.	306,049	5,369,380
Asahi Kasei Corp.	1,732,525	13,128,441
Astellas Pharma, Inc.	2,554,065	37,596,177
Azbil Corp.	161,582	4,556,366
Bandai Namco Holdings, Inc.	278,398	18,617,527
Bridgestone Corp.	794,195	29,649,833
Brother Industries Ltd.	332,175	5,159,434
Canon, Inc.	1,347,028	29,893,719
Canon, Inc. sponsored ADR (b)	45,920	1,019,424
Capcom Co. Ltd.	243,600	7,893,571
Central Japan Railway Co.	200,538	24,460,573
Chiba Bank Ltd.	749,694	5,672,490
Chubu Electric Power Co., Inc.	907,395	9,773,619
Chugai Pharmaceutical Co. Ltd.	933,424	24,199,100
Concordia Financial Group Ltd.	1,535,588	6,747,935
CyberAgent, Inc.	603,596	5,644,804
Dai Nippon Printing Co. Ltd.	311,321	7,350,178
Dai-ichi Mutual Life Insurance Co.	1,365,991	32,049,950
Daifuku Co. Ltd.	141,709	7,803,028
Daiichi Sankyo Kabushiki Kaisha	2,442,996	76,727,016
Daikin Industries Ltd.	346,882	60,251,570
Daito Trust Construction Co. Ltd.	86,321	8,530,122
Daiwa House Industry Co. Ltd.	834,508	20,040,732
Daiwa House REIT Investment Corp.	3,082	6,705,613
Daiwa Securities Group, Inc.	1,871,351	8,831,090
DENSO Corp.	602,025	32,512,779
Dentsu Group, Inc.	299,522	9,647,268
Disco Corp.	40,129	12,056,062
East Japan Railway Co.	420,381	23,439,707
Eisai Co. Ltd.	351,497	21,747,114
ENEOS Holdings, Inc.	4,253,864	15,229,670
FANUC Corp.	266,825	47,145,228
Fast Retailing Co. Ltd.	81,363	49,416,587
Fuji Electric Co. Ltd.	178,804	7,237,626
FUJIFILM Holdings Corp.	499,748	26,447,257
Fujitsu Ltd.	273,958	39,005,985
GLP J-REIT	5,964	6,748,631
GMO Payment Gateway, Inc.	59,228	5,480,485
Hakuhodo DY Holdings, Inc.	329,807	3,564,339
Hamamatsu Photonics K.K.	193,846	10,357,250
Hankyu Hanshin Holdings, Inc.	316,680	9,412,503
Hikari Tsushin, Inc.	28,470	4,063,760
Hirose Electric Co. Ltd.	41,668	5,424,519
Hitachi Construction Machinery Co. Ltd.	150,971	3,560,400
Hitachi Ltd.	1,349,709	70,782,078
Honda Motor Co. Ltd.	2,274,186	56,255,428
Hoshizaki Corp.	152,106	5,467,644
Hoya Corp.	503,282	55,346,897
Hulic Co. Ltd.	513,972	4,224,743
Ibiden Co. Ltd.	158,240	6,175,934
Idemitsu Kosan Co. Ltd.	292,627	7,315,900
Iida Group Holdings Co. Ltd.	200,678	3,345,395
INPEX Corp.	1,450,012	15,933,671
Isuzu Motors Ltd.	819,992	10,369,085
ITO EN Ltd.	75,925	2,708,985
Itochu Corp. (b)	1,655,471	53,507,863
ITOCHU Techno-Solutions Corp.	134,985	3,341,893
Japan Airlines Co. Ltd. (a)	206,626	4,382,038
Japan Exchange Group, Inc.	704,294	10,778,920
Japan Post Bank Co. Ltd. (b)	572,440	5,086,062
Japan Post Holdings Co. Ltd.	3,311,346	29,071,838
Japan Post Insurance Co. Ltd.	281,542	5,022,700
Japan Real Estate Investment Corp.	1,744	7,477,383
Japan Retail Fund Investment Corp.	9,815	7,587,824
Japan Tobacco, Inc.	1,671,626	34,087,666
JFE Holdings, Inc.	687,290	9,062,365
JSR Corp.	248,321	5,587,262
Kajima Corp.	591,978	7,270,252
Kakaku.com, Inc.	187,465	3,125,435
Kansai Electric Power Co., Inc.	993,099	9,550,727
Kao Corp.	660,626	26,703,719
KDDI Corp.	2,248,907	70,263,623
Keio Corp.	143,820	5,278,841
Keisei Electric Railway Co.	181,942	5,307,061
Keyence Corp.	271,129	124,819,370
Kikkoman Corp.	201,848	10,676,170
Kintetsu Group Holdings Co. Ltd.	242,164	7,886,068
Kirin Holdings Co. Ltd.	1,144,320	17,633,660
Kobayashi Pharmaceutical Co. Ltd.	74,887	5,376,296
Kobe Bussan Co. Ltd.	211,772	6,114,231
Koei Tecmo Holdings Co. Ltd. (b)	163,718	2,977,401
Koito Manufacturing Co. Ltd.	292,830	4,939,510
Komatsu Ltd.	1,285,264	31,584,669
Konami Group Corp.	130,736	6,428,744
Kose Corp.	46,868	5,171,085
Kubota Corp.	1,416,367	21,285,590
Kurita Water Industries Ltd.	146,984	6,646,364
Kyocera Corp.	446,056	23,146,473
Kyowa Hakko Kirin Co., Ltd.	378,321	8,436,924
Lasertec Corp.	105,095	19,896,890
LIXIL Group Corp.	402,203	6,943,546
M3, Inc.	614,802	16,810,485
Makita Corp.	313,168	8,341,809
Marubeni Corp.	2,156,245	26,454,076
Mazda Motor Corp.	800,609	6,372,837
McDonald's Holdings Co. (Japan) Ltd.	120,845	4,774,269
Meiji Holdings Co. Ltd.	156,206	8,055,964
Minebea Mitsumi, Inc.	507,900	8,854,070
Misumi Group, Inc.	398,614	10,032,109
Mitsubishi Chemical Holdings Corp.	1,789,884	10,043,844
Mitsubishi Corp.	1,759,401	58,915,224
Mitsubishi Electric Corp.	2,691,497	29,662,327
Mitsubishi Estate Co. Ltd.	1,649,312	21,198,808
Mitsubishi Heavy Industries Ltd.	447,628	17,551,486
Mitsubishi UFJ Financial Group, Inc.	16,669,118	122,099,314
Mitsubishi UFJ Lease & Finance Co. Ltd.	901,016	4,598,920
Mitsui & Co. Ltd.	1,998,246	58,953,739
Mitsui Chemicals, Inc.	258,671	6,088,734
Mitsui Fudosan Co. Ltd.	1,263,810	23,688,424
Mitsui OSK Lines Ltd. (b)	478,500	11,875,763
Mizuho Financial Group, Inc.	3,364,732	52,558,673
MonotaRO Co. Ltd.	351,508	5,324,772
MS&AD Insurance Group Holdings, Inc.	620,715	19,908,637
Murata Manufacturing Co. Ltd.	797,961	45,595,892
NEC Corp.	340,563	12,303,737
Nexon Co. Ltd.	663,359	15,995,283
NGK Insulators Ltd.	333,095	4,610,464
Nidec Corp.	622,756	34,512,420
Nihon M&A Center Holdings, Inc.	424,960	4,344,539
Nintendo Co. Ltd.	1,538,290	66,696,879
Nippon Building Fund, Inc.	2,139	9,348,209
Nippon Express Holdings, Inc.	108,185	6,278,272
Nippon Paint Holdings Co. Ltd.	1,162,630	10,614,209
Nippon Prologis REIT, Inc.	2,995	6,796,080
Nippon Sanso Holdings Corp.	243,386	3,969,839
Nippon Shinyaku Co. Ltd.	69,255	3,564,290
Nippon Steel & Sumitomo Metal Corp.	1,124,099	23,397,828
Nippon Telegraph & Telephone Corp.	1,666,171	49,961,011
Nippon Yusen KK (b)	674,933	16,055,890
Nissan Chemical Corp.	178,384	8,421,447
Nissan Motor Co. Ltd.	3,249,125	11,673,916
Nisshin Seifun Group, Inc.	281,062	3,520,440
Nissin Food Holdings Co. Ltd.	87,205	6,817,485
Nitori Holdings Co. Ltd.	112,242	14,855,878
Nitto Denko Corp.	197,350	12,756,203
Nomura Holdings, Inc.	4,040,565	16,125,216
Nomura Real Estate Holdings, Inc.	166,718	3,674,539
Nomura Real Estate Master Fund, Inc.	5,952	6,960,656
Nomura Research Institute Ltd.	553,980	13,299,727
NTT Data Corp.	877,356	13,609,005
Obayashi Corp.	894,385	6,937,499
OBIC Co. Ltd.	96,852	15,527,958
Odakyu Electric Railway Co. Ltd.	413,139	5,431,693
Oji Holdings Corp.	1,127,102	4,658,033
Olympus Corp.	1,703,063	32,016,950
OMRON Corp.	256,977	14,868,841
Ono Pharmaceutical Co. Ltd.	503,545	10,926,271
Open House Group Co. Ltd.	110,000	4,161,332
Oracle Corp. Japan	53,903	3,692,724
Oriental Land Co. Ltd.	278,788	46,451,651
ORIX Corp.	1,665,154	29,278,385
Osaka Gas Co. Ltd.	524,718	8,467,314
Otsuka Corp.	159,832	5,258,403
Otsuka Holdings Co. Ltd.	540,103	17,326,737
Pan Pacific International Holdings Ltd.	534,191	9,878,868
Panasonic Holdings Corp.	3,074,993	28,515,551
Persol Holdings Co. Ltd.	249,326	5,466,602
Rakuten Group, Inc. (b)	1,203,360	6,135,269
Recruit Holdings Co. Ltd.	2,007,783	64,570,831
Renesas Electronics Corp. (a)	1,627,583	16,741,484
Resona Holdings, Inc.	3,018,989	16,706,256
Ricoh Co. Ltd.	808,238	6,274,042
ROHM Co. Ltd.	121,295	9,719,556
SBI Holdings, Inc. Japan	341,465	7,238,822
SCSK Corp.	214,233	3,489,305
Secom Co. Ltd.	291,059	17,340,077
Seiko Epson Corp.	393,509	6,102,538
Sekisui Chemical Co. Ltd.	518,839	7,268,046
Sekisui House Ltd. (b)	854,703	16,153,254
Seven & i Holdings Co. Ltd.	1,050,372	49,591,125
SG Holdings Co. Ltd.	402,449	6,210,320
Sharp Corp.	319,911	2,659,123
Shimadzu Corp.	327,877	10,076,012
SHIMANO, Inc.	102,190	18,224,102
SHIMIZU Corp.	745,381	4,178,380
Shin-Etsu Chemical Co. Ltd.	522,317	77,001,615
Shionogi & Co. Ltd.	367,694	17,522,283
Shiseido Co. Ltd.	557,375	28,970,137
Shizuoka Financial Group	630,818	5,344,063
SMC Corp.	79,655	40,457,651
SoftBank Corp.	4,002,727	45,799,611
SoftBank Group Corp.	1,681,444	79,603,060
Sompo Holdings, Inc.	436,154	18,775,944
Sony Group Corp.	1,757,120	157,001,462
Square Enix Holdings Co. Ltd.	120,438	5,695,665
Subaru Corp.	863,478	14,188,363
Sumco Corp.	480,829	7,124,333
Sumitomo Chemical Co. Ltd.	2,085,181	8,004,242
Sumitomo Corp.	1,569,569	28,173,652
Sumitomo Electric Industries Ltd.	989,203	11,886,430
Sumitomo Metal Mining Co. Ltd.	346,432	14,066,264
Sumitomo Mitsui Financial Group, Inc.	1,821,372	79,158,821
Sumitomo Mitsui Trust Holdings, Inc.	471,157	17,163,608
Sumitomo Realty & Development Co. Ltd.	430,779	10,501,156
Suntory Beverage & Food Ltd.	195,303	6,594,947
Suzuki Motor Corp.	516,632	19,369,670
Sysmex Corp.	233,629	15,509,482
T&D Holdings, Inc.	745,153	11,927,112
Taisei Corp.	253,502	8,751,392
Takeda Pharmaceutical Co. Ltd.	2,094,720	65,852,543
TDK Corp.	541,287	19,338,171
Terumo Corp.	899,824	26,194,207
TIS, Inc.	314,367	9,064,883
Tobu Railway Co. Ltd.	263,693	6,187,060
Toho Co. Ltd.	157,105	5,802,433
Tokio Marine Holdings, Inc.	2,559,924	53,616,875
Tokyo Electric Power Co., Inc. (a)	2,147,126	8,040,535
Tokyo Electron Ltd.	207,986	72,696,166
Tokyo Gas Co. Ltd.	551,139	11,540,688
Tokyu Corp.	745,875	9,591,499
Toppan, Inc.	360,777	5,812,902
Toray Industries, Inc.	1,944,819	11,949,068
Toshiba Corp.	543,215	18,657,615
Tosoh Corp.	364,825	4,773,159
Toto Ltd.	198,217	7,703,293
Toyota Industries Corp.	202,143	12,304,980
Toyota Motor Corp.	14,785,330	217,133,238
Toyota Tsusho Corp.	297,095	12,579,645
Trend Micro, Inc.	187,545	9,286,109
Unicharm Corp.	562,197	21,445,375
USS Co. Ltd.	290,346	4,775,661
Welcia Holdings Co. Ltd.	133,137	2,975,702
West Japan Railway Co.	308,080	12,901,930
Yakult Honsha Co. Ltd.	179,318	12,801,140
Yamaha Corp.	197,661	7,685,871
Yamaha Motor Co. Ltd.	417,939	10,294,125
Yamato Holdings Co. Ltd.	397,229	6,950,296
Yaskawa Electric Corp.	335,889	13,129,606
Yokogawa Electric Corp.	321,100	5,638,384
Z Holdings Corp.	3,737,349	10,874,638
ZOZO, Inc.	171,163	4,437,094
TOTAL JAPAN		4,647,112,710
Korea (South) - 3.1%
AMOREPACIFIC Corp.	41,502	4,927,182
BGF Retail Co. Ltd.	11,342	1,717,012
Celltrion Healthcare Co. Ltd.	121,140	5,662,491
Celltrion Pharm, Inc. (a)	26,075	1,359,565
Celltrion, Inc.	137,377	18,109,066
Cheil Worldwide, Inc.	96,330	1,719,389
CJ CheilJedang Corp.	11,295	3,165,055
CJ Corp.	18,038	1,207,762
Coway Co. Ltd.	78,904	3,573,800
Db Insurance Co. Ltd.	62,355	3,318,926
Doosan Bobcat, Inc.	69,800	1,978,382
Doosan Heavy Industries & Construction Co. Ltd. (a)	584,819	7,987,476
E-Mart, Inc.	29,731	2,523,653
Ecopro BM Co. Ltd.	68,914	5,619,723
EUSU Holdings Co. Ltd.	6	32
F&F Co. Ltd.	24,612	3,049,481
GS Holdings Corp.	64,497	2,314,732
Hana Financial Group, Inc.	412,849	16,381,336
Hanjin Shipping Co. Ltd. (a)(d)	12	0
Hankook Tire Co. Ltd.	105,623	2,783,970
Hanmi Pharm Co. Ltd.	9,499	1,982,096
Hanon Systems	270,955	2,018,911
Hanwha Solutions Corp. (a)	161,596	5,981,321
HD Hyundai Co. Ltd.	65,222	3,238,186
HLB, Inc. (a)	146,362	3,637,377
HMM Co. Ltd.	380,480	6,758,042
Hotel Shilla Co.	45,387	2,929,474
HYBE Co. Ltd. (a)	26,348	4,140,344
Hyundai Engineering & Construction Co. Ltd.	111,000	3,446,709
Hyundai Glovis Co. Ltd.	26,746	3,615,182
Hyundai Heavy Industries Co. Ltd. (a)	23,479	2,128,658
Hyundai Mipo Dockyard Co. Ltd. (a)	30,353	1,990,864
Hyundai Mobis	85,670	14,307,158
Hyundai Motor Co.	196,771	26,791,373
Hyundai Steel Co.	123,881	3,456,167
Iljin Materials Co. Ltd.	31,425	1,613,909
Industrial Bank of Korea	376,255	3,136,469
Kakao Corp.	433,446	21,791,873
Kakao Games Corp. (a)	47,694	1,811,006
KakaoBank Corp. (a)	193,274	4,283,063
Kangwon Land, Inc. (a)	139,111	2,662,378
KB Financial Group, Inc.	541,781	24,660,136
Kia Corp.	370,168	20,142,866
Korea Aerospace Industries Ltd.	103,698	4,064,094
Korea Electric Power Corp. (a)	363,624	5,863,630
Korea Investment Holdings Co. Ltd.	50,723	2,585,221
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	58,298	3,781,702
Korea Zinc Co. Ltd.	12,592	5,539,189
Korean Air Lines Co. Ltd. (a)	260,501	5,148,040
KRAFTON, Inc. (a)	40,083	5,879,816
KT&G Corp.	153,520	11,501,715
Kumho Petro Chemical Co. Ltd.	24,893	2,990,355
L&F Co. Ltd. (a)	32,540	5,486,658
LG Chemical Ltd.	69,546	39,204,089
LG Corp.	131,762	8,862,579
LG Display Co. Ltd.	329,218	3,661,426
LG Electronics, Inc.	149,782	12,258,100
LG Energy Solution (a)	48,390	20,557,591
LG H & H Co. Ltd.	12,650	7,659,814
LG Innotek Co. Ltd.	20,091	4,470,594
LG Uplus Corp.	298,036	2,691,922
Lotte Chemical Corp.	27,894	4,022,342
Lotte Shopping Co. Ltd.	14,375	1,100,298
Meritz Fire & Marine Insurance Co. Ltd.	45,133	1,989,439
Meritz Securities Co. Ltd.	343,624	1,791,606
Mirae Asset Securities Co. Ltd.	385,670	2,138,387
NAVER Corp.	182,723	30,317,939
NCSOFT Corp.	23,174	8,566,957
Netmarble Corp. (c)	27,534	1,369,762
NH Investment & Securities Co. Ltd.	172,685	1,292,313
Orion Corp./Republic of Korea	33,786	3,415,680
Pan Ocean Co., Ltd. (Korea)	389,892	1,918,271
Pearl Abyss Corp. (a)	36,526	1,352,155
POSCO	109,296	26,824,195
POSCO Chemtech Co. Ltd.	38,262	7,004,845
S-Oil Corp.	64,137	4,621,079
S1 Corp.	24,076	1,125,111
Samsung Biologics Co. Ltd. (a)(c)	24,852	16,026,866
Samsung C&T Corp.	118,759	11,455,919
Samsung Electro-Mechanics Co. Ltd.	79,057	9,222,034
Samsung Electronics Co. Ltd.	6,664,106	331,535,744
Samsung Engineering Co. Ltd. (a)	221,956	4,678,459
Samsung Fire & Marine Insurance Co. Ltd.	43,514	7,166,121
Samsung Heavy Industries Co. Ltd. (a)	878,947	4,148,654
Samsung Life Insurance Co. Ltd.	113,160	6,506,919
Samsung SDI Co. Ltd.	76,706	42,933,754
Samsung SDS Co. Ltd.	49,649	5,056,824
Samsung Securities Co. Ltd.	86,405	2,349,218
SD Biosensor, Inc.	46,082	1,074,812
Shinhan Financial Group Co. Ltd.	644,321	21,760,741
SK Biopharmaceuticals Co. Ltd. (a)	43,048	2,537,693
SK Bioscience Co. Ltd. (a)	31,738	1,945,352
SK Hynix, Inc.	760,755	54,968,818
SK IE Technology Co. Ltd. (a)(c)	32,003	1,757,173
SK Innovation Co., Ltd. (a)	78,060	10,362,693
SK Square Co. Ltd. (a)	140,026	4,143,127
SK, Inc.	51,658	8,345,946
SKC Co. Ltd.	28,280	2,201,917
Woori Financial Group, Inc.	774,070	8,064,329
Yuhan Corp.	71,318	3,031,975
TOTAL KOREA (SOUTH)		1,066,254,597
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	2,087,108	4,040,887
Boubyan Bank KSC	1,776,362	4,562,384
Gulf Bank	2,123,925	2,177,849
Kuwait Finance House KSCP	10,295,775	28,197,438
Mabanee Co. SAKC	812,094	2,274,661
Mobile Telecommunication Co.	3,080,497	5,590,812
National Bank of Kuwait	10,015,520	35,993,531
TOTAL KUWAIT		82,837,562
Luxembourg - 0.2%
Allegro.eu SA (a)(c)	517,232	3,577,411
ArcelorMittal SA (Netherlands)	731,645	22,557,767
Aroundtown SA	1,342,917	3,721,418
Eurofins Scientific SA	187,783	13,420,708
Reinet Investments SCA	195,989	3,711,514
Tenaris SA	660,878	11,711,255
TOTAL LUXEMBOURG		58,700,073
Malaysia - 0.4%
AMMB Holdings Bhd	2,720,200	2,607,176
Axiata Group Bhd	3,413,115	2,431,639
CIMB Group Holdings Bhd	9,665,788	13,055,126
Dialog Group Bhd	5,149,622	3,149,150
DiGi.com Bhd	3,816,900	3,774,913
Genting Bhd	3,240,200	3,771,105
Genting Malaysia Bhd	4,256,100	2,841,592
Hap Seng Consolidated Bhd	689,500	1,197,381
Hartalega Holdings Bhd	2,477,300	938,317
Hong Leong Bank Bhd	985,400	4,747,058
Hong Leong Credit Bhd	256,800	1,114,347
IHH Healthcare Bhd	2,644,200	3,676,314
Inari Amertron Bhd	4,041,200	2,476,824
IOI Corp. Bhd	3,179,100	2,852,663
IOI Properties Group Bhd	11	3
Kuala Lumpur Kepong Bhd	614,813	3,092,954
Malayan Banking Bhd	6,906,768	14,165,704
Malaysia Airports Holdings Bhd (a)	918,498	1,522,569
Maxis Bhd	2,809,000	2,613,035
MISC Bhd	1,738,700	2,986,344
MR DIY Group M Sdn Bhd (c)	2,872,950	1,283,273
Nestle (Malaysia) Bhd	83,500	2,665,000
Petronas Chemicals Group Bhd	3,399,900	6,672,102
Petronas Dagangan Bhd	374,400	1,914,448
Petronas Gas Bhd	1,021,800	4,033,120
PPB Group Bhd	797,420	3,313,095
Press Metal Bhd	5,279,300	6,439,494
Public Bank Bhd	20,519,200	20,425,175
QL Resources Bhd	1,355,700	1,878,606
RHB Bank Bhd	2,287,547	3,088,124
Sime Darby Bhd	3,983,207	2,163,137
Sime Darby Plantation Bhd	2,869,924	2,917,939
Sime Darby Property Bhd	15	2
SP Setia Bhd	14	2
Telekom Malaysia Bhd	1,627,099	1,996,010
Tenaga Nasional Bhd	3,762,425	8,314,224
Top Glove Corp. Bhd	7,698,100	1,504,438
TOTAL MALAYSIA		141,622,403
Mexico - 0.7%
Alfa SA de CV Series A	4,224,700	3,060,190
America Movil S.A.B. de CV Series L	38,655,546	40,399,413
Arca Continental S.A.B. de CV	629,862	5,563,912
Banco del Bajio SA (c)	916,600	3,691,128
CEMEX S.A.B. de CV unit (a)	21,406,940	11,413,700
Coca-Cola FEMSA S.A.B. de CV unit	753,375	5,731,579
Fibra Uno Administracion SA de CV	4,298,100	5,820,427
Fomento Economico Mexicano S.A.B. de CV unit	2,711,200	23,747,926
Gruma S.A.B. de CV Series B	285,995	4,159,803
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	508,400	8,777,024
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	271,450	7,372,778
Grupo Bimbo S.A.B. de CV Series A	1,881,400	9,393,762
Grupo Carso SA de CV Series A1	565,500	2,862,561
Grupo Financiero Banorte S.A.B. de CV Series O	3,618,900	30,017,046
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	3,008,900	6,471,440
Grupo Mexico SA de CV Series B	4,339,223	19,296,701
Grupo Televisa SA de CV	3,395,100	4,152,261
Industrias Penoles SA de CV (a)	196,340	2,798,110
Kimberly-Clark de Mexico SA de CV Series A	2,167,200	4,136,330
Operadora de Sites Mexicanos, SA de CV (b)	1,731,300	1,866,408
Orbia Advance Corp. S.A.B. de CV	1,439,616	2,883,743
Promotora y Operadora de Infraestructura S.A.B. de CV	313,890	3,041,635
Wal-Mart de Mexico SA de CV Series V	7,303,900	28,609,738
TOTAL MEXICO		235,267,615
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	3,459,676	2,391,443
HKT Trust/HKT Ltd. unit	5,242,479	6,868,572
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	165,836	10,667,677
TOTAL MULTI-NATIONAL		19,927,692
Netherlands - 3.8%
ABN AMRO Bank NV GDR (c)	566,423	9,366,117
Adyen BV (a)(c)	30,207	45,670,179
AEGON NV	2,504,894	13,816,474
AerCap Holdings NV (a)	189,897	12,003,389
Airbus Group NV	823,447	103,232,155
Akzo Nobel NV	251,861	18,759,869
Argenx SE (a)	76,859	29,274,551
ASM International NV (Netherlands)	65,236	21,857,950
ASML Holding NV (Netherlands)	566,671	374,936,457
CNH Industrial NV	1,426,664	25,048,614
Davide Campari Milano NV	722,102	7,715,306
Euronext NV (c)	119,882	9,683,498
EXOR NV	150,839	11,951,199
Ferrari NV (Italy)	175,982	43,792,880
Heineken Holding NV	139,832	11,500,189
Heineken NV (Bearer)	360,972	36,075,137
IMCD NV	79,860	12,593,212
ING Groep NV (Certificaten Van Aandelen)	5,251,848	76,048,133
JDE Peet's BV	140,922	4,219,220
Just Eat Takeaway.com NV (a)(c)	256,145	6,571,032
Koninklijke Ahold Delhaize NV	1,456,768	43,480,110
Koninklijke DSM NV	243,202	31,119,533
Koninklijke KPN NV	4,609,818	15,760,257
Koninklijke Philips Electronics NV	1,238,791	21,388,283
NEPI Rockcastle PLC	658,281	4,087,774
NN Group NV	387,564	16,777,767
OCI NV	148,439	5,041,369
Pepco Group NV (a)(c)	239,962	2,320,015
Prosus NV	1,156,336	93,368,653
QIAGEN NV (Germany) (a)	318,427	15,456,844
Randstad NV	165,708	10,571,170
Stellantis NV (Italy)	3,067,902	47,947,837
STMicroelectronics NV (France)	953,260	44,887,425
Universal Music Group NV	1,010,086	25,820,199
Wolters Kluwer NV	365,982	39,847,415
X5 Retail Group NV GDR (a)(d)	152,037	47,536
Yandex NV Class A (a)(d)	371,380	1,837,560
TOTAL NETHERLANDS		1,293,875,308
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	1,782,391	9,809,463
Fisher & Paykel Healthcare Corp.	803,571	13,187,562
Mercury Nz Ltd.	898,581	3,490,944
Meridian Energy Ltd.	1,834,327	6,339,818
Spark New Zealand Ltd.	2,653,629	8,947,342
Xero Ltd. (a)	189,397	10,438,898
TOTAL NEW ZEALAND		52,214,027
Norway - 0.4%
Adevinta ASA Class B (a)	409,239	3,489,044
Aker BP ASA	440,166	13,370,435
DNB Bank ASA	1,296,374	24,241,631
Equinor ASA	1,283,585	39,119,388
Equinor ASA sponsored ADR	45,714	1,391,077
Gjensidige Forsikring ASA	281,747	5,049,745
Kongsberg Gruppen ASA	125,461	4,977,414
Mowi ASA	581,111	10,715,064
Norsk Hydro ASA	1,868,977	15,153,386
Orkla ASA	1,029,488	7,685,866
Salmar ASA	85,985	3,983,276
Telenor ASA	984,790	10,309,388
Yara International ASA	232,671	10,303,016
TOTAL NORWAY		149,788,730
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR (b)	307,017	2,483,768
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,135,920	2,225,310
ACEN Corp.	10,831,225	1,390,510
Ayala Corp.	363,075	4,712,032
Ayala Land, Inc.	10,562,170	5,685,129
Bank of the Philippine Islands (BPI)	2,381,603	4,576,365
BDO Unibank, Inc.	3,364,179	7,572,098
Globe Telecom, Inc.	40,108	1,484,235
International Container Terminal Services, Inc.	1,458,850	5,534,478
JG Summit Holdings, Inc.	3,961,475	3,888,502
Jollibee Food Corp.	533,200	2,321,672
Manila Electric Co.	260,630	1,338,108
Metropolitan Bank & Trust Co.	2,539,341	2,662,459
Monde Nissin Corp. (c)	7,850,500	1,898,818
PLDT, Inc.	110,365	2,729,561
SM Investments Corp.	350,025	5,906,828
SM Prime Holdings, Inc.	16,305,675	11,025,677
Universal Robina Corp.	1,277,960	3,221,735
TOTAL PHILIPPINES		68,173,517
Poland - 0.2%
Bank Polska Kasa Opieki SA	261,302	5,561,799
CD Projekt RED SA	92,728	2,982,401
Cyfrowy Polsat SA	342,607	1,451,356
Dino Polska SA (a)(c)	69,637	6,287,377
KGHM Polska Miedz SA (Bearer)	197,779	6,421,870
LPP SA	1,579	3,688,963
mBank SA (a)	21,356	1,566,807
PGE Polska Grupa Energetyczna SA (a)	1,179,648	2,039,200
Polski Koncern Naftowy Orlen SA	867,027	12,994,296
Powszechna Kasa Oszczednosci Bank SA	1,241,732	9,219,037
Powszechny Zaklad Ubezpieczen SA	861,096	7,299,546
Santander Bank Polska SA	51,665	3,423,103
TOTAL POLAND		62,935,755
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	319,729	3
Energias de Portugal SA	3,864,345	19,148,717
Galp Energia SGPS SA Class B	701,333	9,599,881
Jeronimo Martins SGPS SA	394,718	8,556,606
TOTAL PORTUGAL		37,305,207
Qatar - 0.3%
Barwa Real Estate Co. (a)	2,918,811	2,276,220
Industries Qatar QSC (a)	2,173,104	8,383,912
Masraf al Rayan	8,016,761	6,009,681
Mesaieed Petrochemical Holding Co. (a)	6,481,185	3,826,333
Ooredoo QSC	1,188,699	2,918,094
Qatar Electricity & Water Co. (a)	545,531	2,663,429
Qatar Fuel Co. (a)	743,739	3,647,471
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	3,614,798	3,771,877
Qatar International Islamic Bank QSC (a)	1,213,242	3,434,757
Qatar Islamic Bank (a)	2,321,293	12,537,882
Qatar National Bank SAQ (a)	6,457,708	31,918,376
The Commercial Bank of Qatar (a)	4,625,668	7,621,064
TOTAL QATAR		89,009,096
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	3,102,770	684,091
Gazprom OAO (d)	12,146,244	1,684,395
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	1,078,053	246,270
Inter Rao Ues JSC (d)	42,112,900	307,699
LUKOIL PJSC (d)	451,803	185,329
LUKOIL PJSC sponsored ADR (d)	52,271	14,787
Magnit OJSC GDR (Reg. S) (d)	428,621	2,087
MMC Norilsk Nickel PJSC (d)	66,556	586,611
MMC Norilsk Nickel PJSC sponsored ADR (d)	85,403	63,419
Mobile TeleSystems OJSC sponsored ADR (a)(d)	504,110	502,089
Moscow Exchange MICEX-RTS OAO (a)(d)	1,699,470	432,947
Novatek PJSC GDR (Reg. S) (a)(d)	110,438	28,214
Novolipetsk Steel OJSC (a)(d)	1,805,640	22,974
PhosAgro PJSC:
GDR (d)	1,019	21
GDR (Reg. S) (d)	158,247	3,246
Polyus PJSC (a)(d)	41,353	128,878
Rosneft Oil Co. OJSC (d)	1,187,356	263,161
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	214,392	50,693
Sberbank of Russia (a)(d)	13,066,303	106,468
Severstal PAO (a)(d)	245,384	7,261
Severstal PAO GDR (Reg. S) (d)	10,278	243
Surgutneftegas OJSC (d)	6,111,900	99,114
Surgutneftegas OJSC sponsored ADR (a)(d)	214,357	39,585
Tatneft PAO (d)	1,520,327	250,603
Tatneft PAO sponsored ADR (d)	24,387	22,517
United Co. RUSAL International PJSC (d)	3,455,150	551,850
VTB Bank OJSC (a)(d)	4,133,678,016	209,300
TOTAL RUSSIA		6,493,852
Saudi Arabia - 1.1%
ACWA Power Co.	114,716	4,633,878
Advanced Polypropylene Co.	183,448	2,302,265
Al Rajhi Bank	2,733,470	59,724,098
Alinma Bank	1,372,667	12,014,951
Almarai Co. Ltd.	347,487	5,129,438
Arab National Bank	851,071	6,270,214
Arabian Internet and Communications Services Co. Ltd.	28,713	1,937,152
Bank Al-Jazira	558,397	2,880,513
Bank Albilad	685,382	8,190,616
Banque Saudi Fransi	833,062	9,067,568
Bupa Arabia for Cooperative Insurance Co.	104,605	4,359,238
Dallah Healthcare Co.	45,450	1,656,691
Dar Al Arkan Real Estate Development Co. (a)	748,655	2,493,522
Dr Sulaiman Al Habib Medical Services Group Co.	123,634	7,708,595
Elm Co.	32,026	3,037,905
Emaar The Economic City (a)	553,239	1,205,834
Etihad Etisalat Co.	535,201	5,041,129
Jarir Marketing Co.	83,413	3,342,743
Mobile Telecommunications Co. Saudi Arabia (a)	641,281	1,787,317
Mouwasat Medical Services Co.	69,538	3,816,901
Nahdi Medical Co.	43,012	2,168,364
National Industrialization Co. (a)	416,590	1,367,543
Rabigh Refining & Petrochemical Co. (a)	598,451	1,776,377
Riyad Bank	1,885,401	15,473,048
Sabic Agriculture-Nutrients Co.	301,043	10,989,313
Sahara International Petrochemical Co.	501,787	4,947,007
Saudi Arabian Mining Co.	1,201,481	23,594,231
Saudi Arabian Oil Co. (c)	3,374,198	29,624,254
Saudi Basic Industries Corp.	1,254,495	30,986,327
Saudi Electricity Co.	1,163,051	7,133,875
Saudi Industrial Investment Group	527,022	3,482,586
Saudi Investment Bank/The	672,279	3,220,777
Saudi Kayan Petrochemical Co. (a)	1,043,960	3,699,618
Saudi Research & Marketing Group (a)	50,303	2,511,799
Saudi Tadawul Group Holding Co.	68,268	2,946,820
Saudi Telecom Co.	2,090,488	20,553,959
The Saudi British Bank	1,292,103	12,497,559
The Saudi National Bank	3,059,797	38,563,389
The Savola Group	350,386	2,796,179
Yanbu National Petrochemical Co.	360,997	4,261,169
TOTAL SAUDI ARABIA		369,194,762
Singapore - 0.8%
BOC Aviation Ltd. Class A (c)	294,100	2,449,250
CapitaLand Ascendas REIT	4,781,915	10,523,230
CapitaLand Investment Ltd.	3,573,499	10,826,312
CapitaMall Trust	7,404,139	12,114,170
City Developments Ltd.	520,645	3,304,444
DBS Group Holdings Ltd.	2,528,183	69,212,225
Genting Singapore Ltd.	8,476,523	6,419,773
Jardine Cycle & Carriage Ltd.	112,100	2,485,217
Keppel Corp. Ltd.	2,018,057	11,651,571
Mapletree Logistics Trust (REIT)	4,671,533	6,039,323
Mapletree Pan Asia Commercial Trust	3,393,089	4,721,225
Oversea-Chinese Banking Corp. Ltd.	4,738,191	46,815,016
Singapore Airlines Ltd.	1,807,539	8,173,450
Singapore Exchange Ltd.	1,215,990	8,564,852
Singapore Technologies Engineering Ltd.	2,218,297	6,236,837
Singapore Telecommunications Ltd.	11,555,618	22,130,897
United Overseas Bank Ltd.	1,648,415	37,469,527
UOL Group Ltd.	552,249	2,946,563
Venture Corp. Ltd.	393,770	5,560,569
Wilmar International Ltd.	2,695,980	8,381,865
TOTAL SINGAPORE		286,026,316
South Africa - 1.0%
Absa Group Ltd.	1,176,566	13,445,986
African Rainbow Minerals Ltd.	157,979	2,576,238
Anglo American Platinum Ltd.	74,166	5,477,457
AngloGold Ashanti Ltd.	586,155	12,323,960
Aspen Pharmacare Holdings Ltd.	530,254	4,607,115
Bid Corp. Ltd.	470,402	9,691,903
Bidvest Group Ltd./The	402,690	5,197,478
Capitec Bank Holdings Ltd.	121,080	12,468,109
Clicks Group Ltd. (b)	341,649	5,210,736
Discovery Ltd. (a)	698,743	5,541,755
Exxaro Resources Ltd.	345,153	4,319,570
FirstRand Ltd.	7,012,914	25,975,995
Foschini Group Ltd./The	464,988	2,899,761
Gold Fields Ltd.	1,241,200	14,147,068
Growthpoint Properties Ltd. (b)	4,786,766	3,856,923
Harmony Gold Mining Co. Ltd.	778,743	2,773,397
Impala Platinum Holdings Ltd.	1,181,697	13,674,408
Kumba Iron Ore Ltd.	85,547	2,603,530
Mr Price Group Ltd.	359,310	3,395,893
MTN Group Ltd.	2,355,730	19,884,257
MultiChoice Group Ltd.	527,094	3,629,072
Naspers Ltd. Class N	303,481	58,674,714
Nedbank Group Ltd.	647,161	8,374,784
Northam Platinum Holdings Ltd. (a)	472,264	4,632,258
Old Mutual Ltd.	6,506,289	4,423,529
Pepkor Holdings Ltd. (c)	2,294,542	2,709,933
Remgro Ltd.	738,536	5,942,244
Sanlam Ltd.	2,492,431	8,064,590
Sasol Ltd.	793,646	14,418,035
Shoprite Holdings Ltd.	696,217	9,608,595
Sibanye-Stillwater Ltd.	3,962,337	10,473,454
Spar Group Ltd./The	271,101	2,141,542
Standard Bank Group Ltd.	1,866,365	18,581,058
Thungela Resources Ltd.	1	13
Vodacom Group Ltd.	897,945	6,295,936
Woolworths Holdings Ltd.	1,363,758	5,910,402
TOTAL SOUTH AFRICA		333,951,698
Spain - 1.6%
Acciona SA (b)	35,125	6,835,320
ACS Actividades de Construccion y Servicios SA (b)	302,311	8,919,762
ACS Actividades de Construccion y Servicios SA rights (a)(b)	302,311	153,384
Aena SME SA (a)(c)	104,761	15,740,228
Amadeus IT Holding SA Class A (a)	627,488	39,534,224
Banco Bilbao Vizcaya Argentaria SA	8,467,246	59,810,707
Banco Santander SA (Spain)	23,421,350	81,856,198
Banco Santander SA (Spain) sponsored ADR	14	48
CaixaBank SA	6,190,386	27,466,495
Cellnex Telecom SA (c)	757,501	29,684,955
Corp. ACCIONA Energias Renovables SA	75,813	3,092,402
EDP Renovaveis SA	403,776	8,755,158
Enagas SA	327,846	5,868,419
Endesa SA (b)	452,198	8,981,661
Ferrovial SA	678,314	19,940,082
Grifols SA (a)	420,158	5,538,394
Iberdrola SA	8,579,427	100,651,876
Industria de Diseno Textil SA	1,519,115	47,428,013
Naturgy Energy Group SA	191,841	5,422,559
Red Electrica Corporacion SA	580,293	10,245,256
Repsol SA	1,928,072	31,672,130
Telefonica SA	7,253,913	27,557,759
TOTAL SPAIN		545,155,030
Sweden - 1.9%
Alfa Laval AB	406,170	12,700,580
ASSA ABLOY AB (B Shares)	1,393,173	32,817,945
Atlas Copco AB:
(A Shares)	3,665,938	43,500,254
(B Shares)	2,255,866	23,672,615
Boliden AB	380,634	17,015,988
Electrolux AB (B Shares) (b)	308,289	4,350,054
Embracer Group AB (a)(b)	911,654	4,231,534
Epiroc AB:
(A Shares)	926,071	18,018,353
(B Shares)	530,766	8,828,674
EQT AB	417,756	9,343,743
Ericsson (B Shares)	4,064,576	23,576,429
Essity AB (B Shares)	848,638	22,129,703
Evolution AB (c)	254,636	28,618,834
Fastighets AB Balder (a)	884,881	4,531,190
Getinge AB (B Shares)	321,184	7,205,264
H&M Hennes & Mauritz AB (B Shares) (b)	1,011,940	12,463,350
Hexagon AB (B Shares)	2,706,779	31,029,177
Holmen AB (B Shares)	126,924	5,216,487
Husqvarna AB (B Shares) (b)	588,935	4,987,386
Industrivarden AB:
(A Shares)	186,202	4,914,297
(C Shares)	212,539	5,578,905
Indutrade AB	384,075	8,483,909
Investment AB Latour (B Shares)	209,060	4,390,068
Investor AB:
(A Shares) (b)	678,952	13,497,755
(B Shares)	2,551,957	49,379,255
Kinnevik AB (B Shares) (a)	341,113	5,236,927
L E Lundbergforetagen AB	107,315	4,949,322
Lifco AB	328,875	6,005,076
Nibe Industrier AB (B Shares)	2,110,813	22,677,272
Sagax AB	266,931	6,613,546
Sandvik AB	1,481,959	30,628,616
Securitas AB (B Shares)	690,686	6,296,856
Skandinaviska Enskilda Banken AB (A Shares)	2,252,401	27,170,707
Skanska AB (B Shares)	477,331	8,389,443
SKF AB (B Shares)	537,415	9,473,728
Svenska Cellulosa AB SCA (B Shares)	844,012	11,678,448
Svenska Handelsbanken AB (A Shares)	2,034,226	21,212,955
Swedbank AB (A Shares)	1,263,051	24,203,968
Swedish Orphan Biovitrum AB (a)	238,247	5,294,580
Tele2 AB (B Shares)	790,184	6,815,579
Telia Co. AB	3,691,143	9,532,904
Volvo AB:
(A Shares)	269,499	5,581,920
(B Shares)	2,107,802	41,826,213
Volvo Car AB (a)(b)	836,977	4,150,630
TOTAL SWEDEN		658,220,439
Switzerland - 6.3%
ABB Ltd. (Reg.)	2,194,730	76,410,980
Adecco SA (Reg.)	226,219	8,366,767
Alcon, Inc. (Switzerland)	697,392	52,302,496
Bachem Holding AG (B Shares) (b)	46,769	4,109,848
Baloise Holdings AG	64,284	10,539,627
Banque Cantonale Vaudoise	34,229	3,247,175
Barry Callebaut AG	4,994	10,402,576
BKW AG	23,349	3,351,238
Clariant AG (Reg.)	307,047	5,238,748
Coca-Cola HBC AG	279,296	6,754,034
Compagnie Financiere Richemont SA Series A	727,602	112,165,181
Credit Suisse Group AG	4,666,240	16,074,644
Credit Suisse Group AG sponsored ADR (b)	194,628	683,144
Ems-Chemie Holding AG	9,892	7,342,014
Geberit AG (Reg.)	49,878	28,199,730
Givaudan SA	12,862	41,529,298
Holcim AG	745,228	44,553,255
Julius Baer Group Ltd.	301,044	19,203,681
Kuehne & Nagel International AG	75,591	17,966,796
Lindt & Spruengli AG	147	16,522,447
Lindt & Spruengli AG (participation certificate)	1,489	16,329,394
Logitech International SA (Reg.)	241,208	14,048,291
Lonza Group AG	103,842	59,235,793
Nestle SA (Reg. S)	3,834,659	467,863,131
Novartis AG	3,016,731	272,739,877
Partners Group Holding AG	31,623	29,498,681
Roche Holding AG:
(Bearer) (b)	36,620	13,368,000
(participation certificate)	980,106	305,960,085
Schindler Holding AG:
(participation certificate)	55,678	11,819,792
(Reg.)	34,441	6,937,106
SGS SA (Reg.)	8,868	21,552,485
Sig Group AG	430,356	10,633,154
Sika AG	203,583	57,847,474
Sonova Holding AG	74,913	18,648,468
Straumann Holding AG	155,652	20,380,608
Swatch Group AG (Bearer)	44,979	16,285,483
Swatch Group AG (Bearer) (Reg.)	48,249	3,156,871
Swiss Life Holding AG	43,081	25,410,967
Swiss Prime Site AG	107,603	9,567,323
Swiss Re Ltd.	421,153	43,960,001
Swisscom AG	36,266	21,391,196
Temenos Group AG	89,394	6,344,972
UBS Group AG	4,671,913	99,204,794
UBS Group AG	2	43
VAT Group AG (c)	37,890	11,712,583
Zurich Insurance Group Ltd.	210,167	103,933,662
TOTAL SWITZERLAND		2,152,793,913
Taiwan - 3.9%
Accton Technology Corp.	701,000	5,723,811
Acer, Inc.	4,149,060	3,460,839
Advantech Co. Ltd.	602,076	6,878,620
ASE Technology Holding Co. Ltd.	4,560,943	15,375,506
Asia Cement Corp.	3,291,785	4,633,440
ASUSTeK Computer, Inc.	992,422	9,031,593
AUO Corp.	9,192,600	5,164,700
Catcher Technology Co. Ltd.	915,000	5,436,467
Cathay Financial Holding Co. Ltd.	11,870,184	16,884,750
Chang Hwa Commercial Bank	6,823,610	4,006,499
Cheng Shin Rubber Industry Co. Ltd.	2,560,513	2,952,132
China Airlines Ltd.	4,061,000	2,646,844
China Development Financial Ho	21,473,457	9,478,320
China Steel Corp.	16,410,421	17,351,096
Chunghwa Picture Tubes, Ltd. (a)(d)	551	0
Chunghwa Telecom Co. Ltd.	5,290,400	19,753,742
Compal Electronics, Inc.	5,953,394	4,490,238
CTBC Financial Holding Co. Ltd.	24,447,255	18,676,798
Delta Electronics, Inc.	2,712,383	26,280,488
E Ink Holdings, Inc.	1,203,000	6,974,701
E.SUN Financial Holdings Co. Ltd.	17,894,314	14,643,439
ECLAT Textile Co. Ltd.	271,420	4,522,634
eMemory Technology, Inc.	91,000	4,985,069
EVA Airways Corp.	3,398,000	3,313,094
Evergreen Marine Corp. (Taiwan)	1,426,221	7,279,888
Far Eastern New Century Corp.	4,595,032	5,017,726
Far EasTone Telecommunications Co. Ltd.	2,263,000	5,029,741
Feng Tay Enterprise Co. Ltd.	623,563	4,113,588
First Financial Holding Co. Ltd.	14,754,378	12,857,514
Formosa Chemicals & Fibre Corp.	4,875,620	11,741,531
Formosa Petrochemical Corp.	1,611,000	4,511,367
Formosa Plastics Corp.	5,752,640	17,133,031
Fubon Financial Holding Co. Ltd.	10,336,201	20,799,968
Giant Manufacturing Co. Ltd.	435,272	2,985,896
GlobalWafers Co. Ltd.	309,000	5,416,733
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,374,593	57,889,524
Hotai Motor Co. Ltd.	416,000	9,125,431
Hua Nan Financial Holdings Co. Ltd.	12,377,634	9,409,019
Innolux Corp.	12,749,576	5,211,739
Inventec Corp.	3,527,209	2,970,841
Largan Precision Co. Ltd.	139,000	9,910,647
Lite-On Technology Corp.	2,825,053	6,272,115
MediaTek, Inc.	2,114,989	51,055,977
Mega Financial Holding Co. Ltd.	15,535,578	16,574,725
Micro-Star International Co. Ltd.	956,000	4,195,415
momo.com, Inc.	81,600	2,169,625
Nan Ya Plastics Corp.	6,615,980	16,635,563
Nan Ya Printed Circuit Board Corp.	316,000	2,592,616
Nanya Technology Corp.	1,752,000	3,400,184
Nien Made Enterprise Co. Ltd.	229,000	2,384,761
Novatek Microelectronics Corp.	812,000	9,660,824
Pegatron Corp.	2,832,652	6,100,910
PharmaEssentia Corp. (a)	263,000	4,299,665
Pou Chen Corp.	3,126,240	3,583,759
Powerchip Semiconductor Manufacturing Corp.	4,158,554	4,792,432
President Chain Store Corp.	807,000	7,262,839
Quanta Computer, Inc.	3,806,000	9,497,216
Realtek Semiconductor Corp.	649,744	6,971,492
Ruentex Development Co. Ltd.	2,456,735	3,676,015
Shin Kong Financial Holding Co. Ltd.	18,590,616	5,578,192
Sinopac Financial Holdings Co.	14,277,682	8,241,415
Synnex Technology International Corp.	1,892,920	3,822,263
Taishin Financial Holdings Co. Ltd.	15,253,842	8,284,366
Taiwan Business Bank	6,518,000	2,905,128
Taiwan Cement Corp.	8,569,302	10,370,700
Taiwan Cooperative Financial Holding Co. Ltd.	13,674,852	12,073,607
Taiwan High Speed Rail Corp.	2,484,000	2,417,949
Taiwan Mobile Co. Ltd.	2,398,400	7,560,889
Taiwan Semiconductor Manufacturing Co. Ltd.	34,341,000	605,484,348
The Shanghai Commercial & Savings Bank Ltd.	5,354,811	8,314,936
Uni-President Enterprises Corp.	6,715,620	15,074,175
Unimicron Technology Corp.	1,760,000	8,096,019
United Microelectronics Corp.	16,483,000	26,950,191
Vanguard International Semiconductor Corp.	1,275,000	4,281,879
Voltronic Power Technology Corp.	93,000	4,702,126
Walsin Lihwa Corp.	3,630,600	6,602,921
Wan Hai Lines Ltd.	993,050	2,528,588
Win Semiconductors Corp.	470,000	3,027,855
Winbond Electronics Corp.	4,263,000	3,085,698
Wiwynn Corp.	123,000	3,086,799
WPG Holding Co. Ltd.	2,222,378	3,539,737
Yageo Corp.	487,909	8,848,341
Yang Ming Marine Transport Corp.	2,456,000	5,154,021
Yuanta Financial Holding Co. Ltd.	13,917,365	10,456,206
TOTAL TAIWAN		1,345,683,486
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	836,300	4,980,400
Advanced Information Service PCL NVDR	857,200	5,104,865
Airports of Thailand PCL:
(For. Reg.) (a)	2,874,900	6,520,756
NVDR (a)	2,818,600	6,393,058
Asset World Corp. PCL:
(For. Reg.)	8,077,300	1,471,244
NVDR	6,977,600	1,270,939
B. Grimm Power PCL (For. Reg.)	794,300	978,889
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	7,382,983
NVDR	6,341,600	5,766,995
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,707,586
NVDR	4,958,000	1,467,968
Berli Jucker PCL:
unit	1,135,000	1,318,621
(For. Reg.)	600,400	697,533
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	1,021,487
NVDR	6,906,300	1,782,456
Bumrungrad Hospital PCL:
NVDR	439,500	2,913,285
(For. Reg.)	333,600	2,211,313
Carabao Group PCL NVDR	437,100	1,377,395
Central Pattana PCL:
(For. Reg.)	1,878,700	4,095,295
NVDR	806,300	1,757,618
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,590,773
NVDR	1,396,000	1,817,060
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,532,597
(NVDR)	2,036,600	1,466,292
CP ALL PCL:
(For. Reg.)	4,429,600	8,999,408
NVDR	3,782,600	7,684,929
Delta Electronics PCL:
(For. Reg.)	231,000	6,383,234
NVDR	209,200	5,780,833
Electricity Generating PCL:
(For. Reg.)	178,800	950,394
NVDR	202,800	1,077,964
Energy Absolute PCL:
(For. Reg.)	1,272,100	3,363,615
NVDR	1,119,000	2,958,797
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	994,148
NVDR	555,500	1,169,772
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	2,063,517
NVDR	2,867,400	4,715,060
Home Product Center PCL:
(For. Reg.)	4,965,847	2,173,321
NVDR	3,966,500	1,735,953
Indorama Ventures PCL NVDR	2,353,300	2,915,558
Intouch Holdings PCL:
(For. Reg.)	1,044,600	2,321,661
NVDR	530,100	1,178,166
JMT Network Services PCL NVDR	957,200	1,568,644
Kasikornbank PCL NVDR	840,700	3,729,323
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	1,054,948
NVDR	3,089,700	1,653,317
Krungthai Card PCL:
(For. Reg.)	402,600	696,138
NVDR	892,700	1,543,573
Land & House PCL:
NVDR	3,732,600	1,128,201
(For. Reg.)	7,055,500	2,132,514
Minor International PCL:
unit (a)	2,210,382	2,251,487
warrants 2/15/24 (a)	12,037	1,405
(For. Reg.) (a)	2,339,241	2,382,743
Muangthai Leasing PCL:
(For. Reg.)	569,191	655,389
NVDR	394,600	454,358
Osotspa PCL:
(For. Reg.)	496,400	424,984
NVDR	1,455,100	1,245,757
PTT Exploration and Production PCL:
(For. Reg.)	1,217,251	6,390,927
NVDR	769,000	4,037,477
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	2,980,450
NVDR	1,222,000	1,842,161
PTT Oil & Retail Business PCL NVDR	4,218,600	2,884,181
PTT PCL:
(For. Reg.)	7,492,700	7,615,000
NVDR	6,460,400	6,565,850
Ratch Group PCL:
unit	972,900	1,255,170
(For. Reg.)	514,200	663,386
SCB X PCL:
(For. Reg.)	278,500	887,223
NVDR unit	897,200	2,858,228
SCG Packaging PCL NVDR	1,775,700	2,838,558
Siam Cement PCL:
(For. Reg.)	549,950	5,643,800
NVDR	542,800	5,570,424
Srisawad Corp. PCL:
warrants 8/29/25 (a)	22,064	3,141
(For. Reg.)	511,000	834,894
NVDR	499,300	816,386
Thai Oil PCL:
(For. Reg.)	934,645	1,654,501
NVDR	800,054	1,416,249
Thai Union Frozen Products PCL:
(For. Reg.)	2,880,000	1,406,445
NVDR	1,426,800	696,776
True Corp. PCL:
(For. Reg.)	6,765,535	1,004,750
NVDR	8,586,100	1,275,122
TOTAL THAILAND		206,157,618
Turkey - 0.2%
Akbank TAS	4,402,194	3,974,069
Aselsan A/S	973,633	2,940,168
Bim Birlesik Magazalar A/S JSC	644,838	4,268,237
Eregli Demir ve Celik Fabrikalari T.A.S.	1,978,048	4,006,732
Ford Otomotiv Sanayi A/S	89,616	2,430,353
Haci Omer Sabanci Holding A/S	1,430,561	2,967,715
Hektas Ticaret A/S (a)	1,573,331	2,634,870
Koc Holding A/S	1,084,693	4,408,723
Sasa Polyester Sanayi A/S	619,456	3,303,238
Turk Hava Yollari AO (a)	768,940	5,625,219
Turkcell Iletisim Hizmet A/S	1,683,080	3,248,179
Turkiye Is Bankasi A/S Series C	4,837,100	2,797,966
Turkiye Petrol Rafinerileri A/S (a)	178,219	5,603,558
Turkiye Sise ve Cam Fabrikalari A/S	1,983,110	4,168,809
Yapi ve Kredi Bankasi A/S	3,972,910	1,917,887
TOTAL TURKEY		54,295,723
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	3,881,573	8,887,324
Abu Dhabi Islamic Bank	2,067,341	5,301,885
Abu Dhabi National Oil Co. for Distribution PJSC	4,434,344	5,311,893
Aldar Properties PJSC	5,455,232	6,475,405
Dubai Islamic Bank Pakistan Ltd.	4,135,340	6,248,438
Emaar Properties PJSC (a)	5,592,476	8,465,374
Emirates NBD Bank PJSC (a)	2,669,977	9,413,357
Emirates Telecommunications Corp.	4,844,573	33,896,579
First Abu Dhabi Bank PJSC	6,159,278	22,805,309
Multiply Group (a)	4,630,044	5,092,532
Q Holding Pjsc (a)	2,642,846	2,475,127
TOTAL UNITED ARAB EMIRATES		114,373,223
United Kingdom - 8.9%
3i Group PLC	1,356,772	26,470,283
Abrdn PLC	3,024,260	7,926,704
Admiral Group PLC	252,719	6,854,422
Anglo American PLC (United Kingdom)	1,771,038	76,385,596
Antofagasta PLC	553,193	11,815,719
Ashtead Group PLC	613,458	40,189,872
Associated British Foods PLC	500,948	11,462,540
AstraZeneca PLC (United Kingdom)	2,160,550	283,059,155
Auto Trader Group PLC (c)	1,302,042	10,101,874
Aviva PLC	3,906,552	21,947,390
BAE Systems PLC	4,362,879	46,185,666
Barclays PLC	22,398,430	51,489,337
Barratt Developments PLC	1,435,355	8,136,517
Berkeley Group Holdings PLC	153,623	7,850,386
BP PLC	22,948,667	138,615,793
BP PLC sponsored ADR	523,251	18,957,384
British American Tobacco PLC (United Kingdom)	2,980,221	114,243,264
British Land Co. PLC	1,203,469	6,563,874
BT Group PLC	9,669,099	14,858,964
Bunzl PLC	469,609	17,195,036
Burberry Group PLC	545,836	16,626,672
Compass Group PLC	2,463,363	58,844,871
Croda International PLC	194,238	16,489,651
Diageo PLC	3,174,507	138,808,843
GSK PLC	5,670,255	99,598,247
Haleon PLC (a)	7,080,195	28,303,194
Halma PLC	527,598	13,971,649
Hargreaves Lansdown PLC	500,954	5,490,474
Hikma Pharmaceuticals PLC	231,882	4,884,187
HSBC Holdings PLC (United Kingdom)	27,843,144	205,158,009
Imperial Brands PLC	1,259,549	31,597,361
Informa PLC	2,019,102	16,658,060
InterContinental Hotel Group PLC	256,543	17,810,146
Intertek Group PLC	223,925	11,995,065
J Sainsbury PLC	2,483,762	8,041,090
JD Sports Fashion PLC	3,622,166	7,267,743
Johnson Matthey PLC	257,890	7,172,719
Kingfisher PLC	2,763,564	9,534,073
Land Securities Group PLC	976,033	8,524,193
Legal & General Group PLC	8,317,821	26,046,749
Lloyds Banking Group PLC	95,085,580	61,881,299
London Stock Exchange Group PLC	458,964	42,015,856
M&G PLC	3,504,789	8,723,855
Melrose Industries PLC	5,695,962	9,985,663
Mondi PLC	441,331	8,286,566
Mondi PLC	235,205	4,393,197
National Grid PLC	5,193,569	66,025,365
NatWest Group PLC	7,415,183	28,289,360
Next PLC	181,318	14,793,738
NMC Health PLC (a)	75,611	1,436
Ocado Group PLC (a)	810,152	6,452,221
Pearson PLC	633,762	7,227,540
Pearson PLC sponsored ADR	301,491	3,406,848
Persimmon PLC	447,721	7,793,856
Phoenix Group Holdings PLC	1,043,050	8,240,202
Prudential PLC	3,833,898	63,700,490
Reckitt Benckiser Group PLC	997,664	71,094,476
RELX PLC (London Stock Exchange)	2,675,901	79,498,177
Rentokil Initial PLC	3,494,283	21,187,352
Rio Tinto PLC	1,567,596	122,744,748
Rolls-Royce Holdings PLC (a)	11,727,784	15,343,873
Sage Group PLC	1,414,923	13,550,405
Schroders PLC	1,030,001	6,068,550
Segro PLC	1,676,777	17,162,015
Severn Trent PLC	354,731	12,315,216
Shell PLC (London)	10,128,737	297,357,336
Smith & Nephew PLC	1,215,199	16,782,313
Smiths Group PLC	506,357	10,781,009
Spirax-Sarco Engineering PLC	102,165	14,522,510
SSE PLC	1,489,789	31,799,068
St. James's Place PLC	764,531	11,522,699
Standard Chartered PLC (United Kingdom)	3,490,745	29,229,813
Taylor Wimpey PLC	4,961,794	7,169,297
Tesco PLC	10,395,841	31,596,939
Unilever PLC	3,548,499	180,615,479
United Utilities Group PLC	961,439	12,540,580
Vodafone Group PLC	30,454,745	35,139,119
Vodafone Group PLC sponsored ADR	651,421	7,543,455
Whitbread PLC	280,904	10,531,363
TOTAL UNITED KINGDOM		3,050,446,056
United States of America - 0.2%
360 DigiTech, Inc. ADR	153,009	3,692,107
Coca-Cola European Partners PLC	288,829	16,237,966
Legend Biotech Corp. ADR (a)	69,161	3,492,631
NICE Ltd. sponsored ADR (a)(b)	19,733	4,093,216
Southern Copper Corp. (b)	119,731	9,004,969
Yum China Holdings, Inc.	585,373	36,064,831
TOTAL UNITED STATES OF AMERICA		72,585,720
TOTAL COMMON STOCKS (Cost $30,777,413,927)		33,380,447,399

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Ambev SA sponsored ADR	252,816	672,491
Banco Bradesco SA:
(PN)	7,823,934	21,608,564
(PN) sponsored ADR (b)	1,157,235	3,228,686
Braskem SA Class A	269,900	1,240,425
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	440,242	3,683,210
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,965,954	4,438,239
Gerdau SA	1,599,750	10,317,715
Itau Unibanco Holding SA	5,918,961	29,534,756
Itau Unibanco Holding SA sponsored ADR (b)	837,131	4,168,912
Itausa-Investimentos Itau SA (PN)	7,172,598	12,052,531
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	5,226,940	26,843,631
(PN) sponsored ADR (non-vtg.)	905,983	9,349,745
sponsored ADR	151,256	1,754,570
TOTAL BRAZIL		128,893,475
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	199,628	19,418,819
Colombia - 0.0%
Bancolombia SA (PN)	682,954	5,191,247
France - 0.0%
Air Liquide SA (a)	46,389	7,386,340
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	89,402	8,431,526
Dr. Ing. h.c. F. Porsche AG Series F (a)	159,729	18,927,783
Henkel AG & Co. KGaA	251,054	17,849,841
Porsche Automobil Holding SE (Germany)	214,719	12,839,485
Sartorius AG (non-vtg.)	33,918	15,129,383
Volkswagen AG	258,841	35,898,846
TOTAL GERMANY		109,076,864
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	40
Hyundai Motor Co.	33,896	2,369,360
Hyundai Motor Co. Series 2	46,088	3,223,551
LG Chemical Ltd.	9,326	2,319,472
LG H & H Co. Ltd.	898	232,066
Samsung Electronics Co. Ltd.	1,138,993	51,048,907
TOTAL KOREA (SOUTH)		59,193,396
Russia - 0.0%
Surgutneftegas OJSC (d)	8,898,217	205,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $346,880,042)		329,365,311

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	38,344

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $39,249,722)	40,000,000	39,249,037

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	838,877,861	839,045,637
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	874,809,411	874,896,892
TOTAL MONEY MARKET FUNDS (Cost $1,713,942,400)		1,713,942,529

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $32,877,532,772)	35,463,042,620
NET OTHER ASSETS (LIABILITIES) - (3.9)% (i)	(1,315,748,188)
NET ASSETS - 100.0%	34,147,294,432

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,633	Mar 2023	278,966,350	19,385,213	19,385,213
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,386	Mar 2023	124,620,780	8,199,301	8,199,301
TME S&P/TSX 60 Index Contracts (Canada)	178	Mar 2023	33,549,164	2,063,951	2,063,951

TOTAL FUTURES CONTRACTS					29,648,465
The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $882,660,036 or 2.6% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,249,037.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $4,334,393 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	397,660,148	2,318,854,106	1,877,468,617	6,842,708	279	(279)	839,045,637	1.8%
Fidelity Securities Lending Cash Central Fund 4.38%	772,628,901	1,673,899,563	1,571,631,572	1,564,803	-	-	874,896,892	2.9%
Total	1,170,289,049	3,992,753,669	3,449,100,189	8,407,511	279	(279)	1,713,942,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds and U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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